UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

1.804849.106

LTB-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,194,000	$ 1,245,378
5.875% 3/15/11	422,000	435,037
		1,680,415
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	543,442
Household Durables - 0.4%
Fortune Brands, Inc.:
5.125% 1/15/11	665,000	680,048
5.375% 1/15/16	660,000	702,854
6.375% 6/15/14	750,000	826,883
Whirlpool Corp. 6.125% 6/15/11	700,000	727,226
		2,937,011
Media - 1.7%
AOL Time Warner, Inc. 6.875% 5/1/12	368,000	401,037
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	79,725
Comcast Corp.:
4.95% 6/15/16	283,000	298,429
5.15% 3/1/20	653,000	671,443
5.5% 3/15/11	58,000	59,906
COX Communications, Inc.:
4.625% 6/1/13	674,000	718,134
6.25% 6/1/18 (d)	113,000	123,851
Discovery Communications LLC:
3.7% 6/1/15	850,000	852,909
5.05% 6/1/20	313,000	312,758
NBC Universal, Inc. 5.15% 4/30/20 (d)	1,000,000	1,020,967
News America, Inc.:
5.3% 12/15/14	132,000	144,099
6.9% 3/1/19	750,000	874,841
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	395,539
5.85% 5/1/17	996,000	1,082,268
6.2% 7/1/13	351,000	389,873
6.75% 7/1/18	1,114,000	1,254,573
Time Warner, Inc.:
4.875% 3/15/20	670,000	667,993
5.875% 11/15/16	651,000	719,153
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
4.375% 9/15/14	$ 658,000	$ 691,221
6.125% 10/5/17	679,000	757,458
		11,516,177
Specialty Retail - 0.4%
Lowe's Companies, Inc. 4.625% 4/15/20	1,350,000	1,403,772
Staples, Inc. 7.375% 10/1/12	1,301,000	1,448,572
		2,852,344
TOTAL CONSUMER DISCRETIONARY		19,529,389
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (d)	1,020,000	1,022,171
7.2% 1/15/14 (d)	1,000,000	1,139,962
Diageo Capital PLC 5.2% 1/30/13	157,000	170,670
FBG Finance Ltd. 5.125% 6/15/15 (d)	443,000	480,934
		2,813,737
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.5519% 6/1/10 (h)	346,000	346,000
6.036% 12/10/28	334,677	338,684
		684,684
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	106,000	118,931
General Mills, Inc.:
5.2% 3/17/15	650,000	722,513
5.65% 2/15/19	239,000	264,940
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	685,444
5.625% 11/1/11	1,424,000	1,505,030
6.75% 2/19/14	82,000	93,571
		3,390,429
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	600,000	644,378
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	1,249,000	1,514,389
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 1,000,000	$ 996,018
Reynolds American, Inc. 6.75% 6/15/17	446,000	470,807
		2,981,214
TOTAL CONSUMER STAPLES		10,514,442
ENERGY - 3.8%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (d)	625,000	624,806
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	700,000	707,563
Halliburton Co. 6.15% 9/15/19	425,000	464,871
Transocean Ltd. 5.25% 3/15/13	284,000	290,299
Weatherford International Ltd.:
4.95% 10/15/13	263,000	275,910
5.15% 3/15/13	1,417,000	1,495,957
		3,859,406
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp. 5.95% 9/15/16	966,000	1,028,982
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	414,780
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	726,981
5.7% 5/15/17	175,000	191,194
Cenovus Energy, Inc. 5.7% 10/15/19 (d)	650,000	683,508
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	12,776	12,979
Duke Capital LLC 6.25% 2/15/13	151,000	164,105
Duke Energy Field Services:
5.375% 10/15/15 (d)	184,000	197,332
6.875% 2/1/11	422,000	436,648
7.875% 8/16/10	191,000	193,471
Enbridge Energy Partners LP:
5.875% 12/15/16	273,000	300,260
6.5% 4/15/18	358,000	400,869
EnCana Corp. 6.3% 11/1/11	151,000	159,967
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	483,851
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	738,181
5.6% 10/15/14	295,000	319,250
5.65% 4/1/13	105,000	112,665
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	583,000	627,137
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Lukoil International Finance BV 6.656% 6/7/22 (d)	$ 246,000	$ 227,550
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	800,000	834,950
Nexen, Inc.:
5.05% 11/20/13	634,000	678,781
5.2% 3/10/15	137,000	145,803
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,138,000	1,166,019
Pemex Project Funding Master Trust 1.557% 6/15/10 (d)(h)	188,000	187,060
Petro-Canada 6.05% 5/15/18	326,000	356,193
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	700,000	694,693
7.875% 3/15/19	620,000	701,778
Petroleum Export Ltd. 4.633% 6/15/10 (d)	1,222	1,221
Plains All American Pipeline LP:
4.25% 9/1/12	1,000,000	1,043,063
5.75% 1/15/20	962,000	981,870
7.75% 10/15/12	356,000	395,365
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	360,800	400,651
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	339,377
5.832% 9/30/16 (d)	270,000	285,120
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	411,000	443,651
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	896,105
Suncor Energy, Inc. 6.1% 6/1/18	916,000	1,004,285
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,228,317
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	358,000	324,770
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	448,150
XTO Energy, Inc.:
4.9% 2/1/14	752,000	818,577
5% 1/31/15	264,000	289,432
5.65% 4/1/16	181,000	204,995
5.9% 8/1/12	672,000	734,764
		22,024,700
TOTAL ENERGY		25,884,106
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 16.7%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	$ 277,000	$ 280,272
5.3% 10/30/15	327,000	346,602
5.35% 2/1/12	65,000	68,811
6.95% 8/10/12	54,000	59,305
BlackRock, Inc. 6.25% 9/15/17	1,105,000	1,250,513
Goldman Sachs Group, Inc.:
5.375% 3/15/20	750,000	723,559
5.95% 1/18/18	1,602,000	1,625,175
6.15% 4/1/18	298,000	304,422
6.875% 1/15/11	47,000	48,364
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	494,000	501,235
6.5% 6/15/12	636,000	656,021
Lazard Group LLC:
6.85% 6/15/17	582,000	599,330
7.125% 5/15/15	208,000	220,256
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,578,000	1,646,507
6.875% 4/25/18	618,000	636,534
Morgan Stanley:
0.5953% 1/9/14 (h)	825,000	757,709
2.9228% 5/14/13 (h)	844,000	842,472
4.1% 1/26/15	1,320,000	1,265,405
4.75% 4/1/14	120,000	119,125
5.45% 1/9/17	200,000	193,100
5.95% 12/28/17	383,000	381,826
6% 5/13/14	570,000	590,855
6.6% 4/1/12	863,000	908,025
7.3% 5/13/19	603,000	633,354
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,191,284
State Street Corp. 4.3% 5/30/14	120,000	125,781
The Bank of New York, Inc. 4.95% 11/1/12	583,000	629,192
UBS AG Stamford Branch:
3.875% 1/15/15	700,000	696,718
5.75% 4/25/18	784,000	798,125
		18,099,877
Commercial Banks - 5.6%
American Express Bank FSB 5.5% 4/16/13	2,014,000	2,174,208
American Express Centurion Bank 5.2% 11/26/10	37,000	37,574
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
ANZ National International Ltd.:
2.375% 12/21/12 (d)	$ 1,680,000	$ 1,687,982
6.2% 7/19/13 (d)	121,000	133,455
Bank of Nova Scotia 3.4% 1/22/15	1,650,000	1,680,047
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (d)	1,300,000	1,349,400
Bank One Corp. 5.25% 1/30/13	140,000	148,461
Barclays Bank PLC 2.5% 1/23/13	1,680,000	1,649,397
BB&T Corp. 6.5% 8/1/11	187,000	196,696
Chase Manhattan Corp. 7.875% 6/15/10	257,000	257,528
Commonwealth Bank of Australia:
2.9% 9/17/14 (d)	3,000,000	3,043,314
3.75% 10/15/14 (d)	1,640,000	1,671,340
Credit Agricole SA 3.5% 4/13/15 (d)	420,000	410,500
Credit Suisse New York Branch:
5% 5/15/13	1,026,000	1,091,359
6% 2/15/18	1,543,000	1,574,920
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (d)(h)	845,580	794,845
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	450,453
5.25% 2/10/14 (d)	114,000	118,175
5.5% 10/17/12	340,000	360,842
Fifth Third Bancorp 4.5% 6/1/18	20,000	18,692
HBOS PLC 6.75% 5/21/18 (d)	509,000	480,493
HSBC Holdings PLC 0.4915% 10/6/16 (h)	130,000	127,669
ING Bank NV 2.65% 1/14/13 (d)	1,310,000	1,302,705
JPMorgan Chase Bank 6% 10/1/17	422,000	450,809
KeyBank NA 7% 2/1/11	169,000	174,522
Korea Development Bank 4.625% 9/16/10	369,000	372,510
Lloyds TSB Bank PLC:
4.375% 1/12/15 (d)	650,000	621,994
5.8% 1/13/20 (d)	550,000	516,660
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (d)(h)	82,159	80,147
National Australia Bank Ltd. 2.35% 11/16/12 (d)	1,783,000	1,799,607
PNC Funding Corp.:
0.4778% 1/31/12 (h)	979,000	969,114
3.625% 2/8/15	717,000	731,471
Rabobank Nederland NV 2.65% 8/17/12 (d)	4,040,000	4,106,927
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	2,245,000	2,278,033
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	$ 442,000	$ 419,146
UnionBanCal Corp. 5.25% 12/16/13	100,000	108,201
US Bancorp 3.15% 3/4/15	322,000	326,687
Wachovia Bank NA 4.875% 2/1/15	283,000	296,021
Wachovia Corp.:
0.4428% 4/23/12 (h)	90,000	88,937
5.625% 10/15/16	513,000	545,216
Wells Fargo & Co. 3.75% 10/1/14	1,840,000	1,870,840
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	110,000	110,403
Westpac Banking Corp. 2.25% 11/19/12	1,670,000	1,678,009
		38,305,309
Consumer Finance - 1.5%
American Honda Finance Corp. 2.375% 3/18/13 (d)	300,000	302,293
Capital One Bank USA NA 8.8% 7/15/19	478,000	570,044
Capital One Financial Corp.:
5.7% 9/15/11	366,000	381,644
7.375% 5/23/14	540,000	613,485
Discover Financial Services:
0.7856% 6/11/10 (h)	694,000	693,859
6.45% 6/12/17	345,000	344,502
General Electric Capital Corp.:
2.8% 1/8/13	1,045,000	1,055,488
3.5% 8/13/12	2,000,000	2,054,450
5.9% 5/13/14	1,375,000	1,502,248
6.375% 11/15/67 (h)	1,275,000	1,179,375
Household Finance Corp. 6.375% 10/15/11	341,000	360,534
HSBC Finance Corp. 5.25% 1/14/11	306,000	311,904
MBNA Corp. 7.5% 3/15/12	324,000	348,987
ORIX Corp. 5.48% 11/22/11	58,000	60,095
SLM Corp.:
0.457% 3/15/11 (h)	17,000	16,477
0.5458% 10/25/11 (h)	354,000	333,022
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	63,959	66,677
		10,195,084
Diversified Financial Services - 2.4%
BB&T Corp. 3.375% 9/25/13	750,000	767,705
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	1,090,000	1,083,608
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
5.3% 10/17/12	$ 1,594,000	$ 1,653,448
6.5% 1/18/11	225,000	231,497
6.5% 8/19/13	2,729,000	2,874,164
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,311,384
International Lease Finance Corp.:
5.65% 6/1/14	1,519,000	1,306,340
6.625% 11/15/13	411,000	372,983
JPMorgan Chase & Co.:
4.891% 9/1/15 (h)	542,000	540,706
5.75% 1/2/13	334,000	358,368
6.75% 2/1/11	65,000	67,299
New York Life Global Fund 2.25% 12/14/12 (d)	650,000	659,651
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	164,000	153,104
5.35% 4/15/12 (d)	101,000	102,831
5.5% 1/15/14 (d)	128,000	126,526
5.7% 4/15/17 (d)	256,000	233,548
TECO Finance, Inc.:
4% 3/15/16	171,000	172,611
5.15% 3/15/20	245,000	248,688
7% 5/1/12	517,000	557,528
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	490,223
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	957,579
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	1,008,000	917,280
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	527,000	474,300
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	805,000	732,550
		16,393,921
Insurance - 1.5%
Allstate Corp. 6.2% 5/16/14	526,000	591,716
Assurant, Inc. 5.625% 2/15/14	289,000	303,559
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	89,226
Berkshire Hathaway, Inc. 3.2% 2/11/15	1,000,000	1,023,035
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	225,000	200,250
Jackson National Life Global Funding 5.375% 5/8/13 (d)	114,000	122,065
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	90,000	78,875
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (d)(h)	1,474,000	1,468,546
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
5% 6/15/15	$ 175,000	$ 184,663
6.125% 12/1/11	177,000	187,517
Metropolitan Life Global Funding I:
4.625% 8/19/10 (d)	498,000	501,231
5.125% 4/10/13 (d)	113,000	121,880
5.125% 6/10/14 (d)	483,000	518,128
Monumental Global Funding II 5.65% 7/14/11 (d)	274,000	282,797
Monumental Global Funding III 5.5% 4/22/13 (d)	332,000	351,074
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,141,000	1,197,393
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	656,505
5.15% 1/15/13	327,000	345,632
5.4% 6/13/35	68,000	60,497
5.5% 3/15/16	64,000	67,504
6.2% 1/15/15	90,000	99,031
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(h)	109,000	99,692
Symetra Financial Corp. 6.125% 4/1/16 (d)	782,000	774,332
The Chubb Corp. 5.75% 5/15/18	311,000	342,854
Unum Group 7.125% 9/30/16	650,000	727,184
		10,395,186
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	58,124
5.5% 1/15/12	196,000	206,404
Camden Property Trust:
5.375% 12/15/13	326,000	345,342
5.875% 11/30/12	102,000	109,707
Developers Diversified Realty Corp.:
4.625% 8/1/10	597,000	597,673
5.25% 4/15/11	381,000	383,157
5.375% 10/15/12	196,000	194,338
7.5% 4/1/17	307,000	305,527
Duke Realty LP:
4.625% 5/15/13	108,000	110,555
5.875% 8/15/12	86,000	90,589
Equity One, Inc.:
6% 9/15/17	131,000	130,915
6.25% 1/15/17	74,000	75,458
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 85,000	$ 90,881
6% 7/15/12	442,000	472,006
6.2% 1/15/17	94,000	100,669
HRPT Properties Trust:
5.75% 11/1/15	134,000	138,074
6.25% 6/15/17	186,000	190,590
6.65% 1/15/18	95,000	97,943
UDR, Inc. 5.5% 4/1/14	1,107,000	1,151,576
Washington (REIT) 5.95% 6/15/11	553,000	562,076
		5,411,604
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13	389,000	409,025
Arden Realty LP 5.2% 9/1/11	256,000	264,990
Brandywine Operating Partnership LP:
5.625% 12/15/10	725,000	736,306
5.7% 5/1/17	361,000	356,292
5.75% 4/1/12	329,000	341,274
Colonial Properties Trust 4.8% 4/1/11	1,000	984
Duke Realty LP:
5.4% 8/15/14	485,000	498,119
5.625% 8/15/11	500,000	513,628
6.25% 5/15/13	1,166,000	1,247,578
ERP Operating LP:
5.375% 8/1/16	240,000	253,531
5.5% 10/1/12	384,000	412,353
5.75% 6/15/17	853,000	902,275
Liberty Property LP:
5.125% 3/2/15	128,000	131,283
5.5% 12/15/16	226,000	232,998
6.625% 10/1/17	554,000	584,433
Mack-Cali Realty LP 7.75% 2/15/11	205,000	212,044
Post Apartment Homes LP 6.3% 6/1/13	571,000	603,453
Reckson Operating Partnership LP 5.15% 1/15/11	11,000	11,018
Regency Centers LP:
4.95% 4/15/14	92,000	93,715
5.25% 8/1/15	322,000	331,718
5.875% 6/15/17	160,000	166,320
Simon Property Group LP:
4.2% 2/1/15	234,000	239,662
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
4.6% 6/15/10	$ 88,000	$ 88,087
4.875% 8/15/10	102,000	102,480
5.3% 5/30/13	12,000	12,872
Tanger Properties LP 6.15% 11/15/15	4,000	4,346
		8,750,784
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
4.9% 5/1/13	669,000	696,002
5.65% 5/1/18	1,125,000	1,131,474
7.375% 5/15/14	969,000	1,069,940
Countrywide Financial Corp. 5.8% 6/7/12	935,000	985,620
First Niagara Financial Group, Inc. 6.75% 3/19/20	475,000	496,995
Independence Community Bank Corp.:
2.1115% 4/1/14 (h)	801,000	784,112
4.9% 9/23/10	256,000	258,233
US Central Federal Credit Union 1.9% 10/19/12	990,000	1,003,519
		6,425,895
TOTAL FINANCIALS		113,977,660
HEALTH CARE - 0.6%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	507,089
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	690,889
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	260,711
6.3% 8/15/14	546,000	578,473
Express Scripts, Inc.:
5.25% 6/15/12	505,000	540,392
6.25% 6/15/14	299,000	335,412
		1,714,988
Pharmaceuticals - 0.2%
Merck & Co., Inc. 5% 6/30/19	348,000	374,682
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holdings, Inc. 5% 3/1/14 (d)	$ 897,000	$ 983,554
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	145,000	163,582
		1,521,818
TOTAL HEALTH CARE		4,434,784
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	398,000	400,768
6.4% 12/15/11 (d)	151,000	160,665
		561,433
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	40,413	40,615
Continental Airlines, Inc.:
6.648% 3/15/19	425,855	425,855
6.795% 2/2/20	34,443	32,893
6.82% 5/1/18	33,503	33,336
6.9% 7/2/19	126,201	124,939
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	53,090	52,294
7.57% 11/18/10	2,456,000	2,480,560
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	297,476	272,190
8.36% 7/20/20	221,150	216,727
		3,679,409
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	106,000	116,116
6% 10/15/17	442,000	499,011
		615,127
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	92,000	98,262
TOTAL INDUSTRIALS		4,954,231
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 445,000	$ 487,004
6% 10/1/12	585,000	630,873
6.55% 10/1/17	356,000	406,514
		1,524,391
Office Electronics - 0.2%
Xerox Corp.:
4.25% 2/15/15	1,200,000	1,228,907
5.5% 5/15/12	241,000	257,007
		1,485,914
Semiconductors & Semiconductor Equipment - 0.1%
National Semiconductor Corp. 0.507% 6/15/10 (h)	265,429	265,389
TOTAL INFORMATION TECHNOLOGY		3,275,694
MATERIALS - 1.1%
Chemicals - 0.2%
Dow Chemical Co. 4.85% 8/15/12	1,265,000	1,329,205
Lubrizol Corp. 8.875% 2/1/19	140,000	169,501
		1,498,706
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	301,608
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	259,000	265,861
6.4% 1/15/18	264,000	268,642
		534,503
Metals & Mining - 0.8%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	459,000	539,569
9.375% 4/8/19 (d)	630,000	790,905
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	298,000	317,833
5.5% 4/1/14	709,000	788,224
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	302,000	328,197
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	493,000	538,204
6.5% 7/15/18	939,000	1,038,359
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
8.95% 5/1/14	$ 536,000	$ 643,927
Vale Overseas Ltd. 6.25% 1/23/17	350,000	375,801
		5,361,019
TOTAL MATERIALS		7,695,836
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	451,874
AT&T, Inc. 6.7% 11/15/13	177,000	202,420
British Telecommunications PLC 9.125% 12/15/10 (c)	512,000	533,266
CenturyTel, Inc. 6.15% 9/15/19	592,000	575,530
Deutsche Telekom International Financial BV 5.25% 7/22/13	370,000	395,391
France Telecom SA 7.75% 3/1/11 (c)	143,000	149,953
SBC Communications, Inc.:
5.1% 9/15/14	328,000	359,404
5.875% 2/1/12	412,000	441,601
5.875% 8/15/12	148,000	161,253
Sprint Capital Corp. 7.625% 1/30/11	43,000	43,753
Telecom Italia Capital SA:
4.875% 10/1/10	173,000	174,710
4.95% 9/30/14	484,000	479,959
5.25% 10/1/15	395,000	394,679
6.999% 6/4/18	271,000	285,318
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,259,001
6.421% 6/20/16	234,000	259,966
Verizon New England, Inc. 6.5% 9/15/11	158,000	167,459
Verizon New York, Inc. 6.875% 4/1/12	888,000	960,954
		7,296,491
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15 (d)	600,000	608,184
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	1,246,000	1,318,461
Sprint Nextel Corp. 6% 12/1/16	172,000	153,080
Verizon Wireless Capital LLC 5.55% 2/1/14	358,000	395,750
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 346,000	$ 372,761
5.5% 6/15/11	597,000	621,964
		3,470,200
TOTAL TELECOMMUNICATION SERVICES		10,766,691
UTILITIES - 2.6%
Electric Utilities - 1.3%
AmerenUE 6.4% 6/15/17	451,000	499,216
Cleveland Electric Illuminating Co. 5.65% 12/15/13	621,000	674,861
Commonwealth Edison Co. 5.4% 12/15/11	958,000	1,015,036
EDP Finance BV:
4.9% 10/1/19 (d)	200,000	182,397
5.375% 11/2/12 (d)	301,000	312,467
6% 2/2/18 (d)	525,000	523,262
Enel Finance International SA 5.7% 1/15/13 (d)	168,000	177,840
Exelon Corp. 4.9% 6/15/15	415,000	441,280
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	165,108
6.05% 8/15/21	372,000	368,890
Illinois Power Co. 6.125% 11/15/17	62,000	68,098
Mid-American Energy Co. 5.65% 7/15/12	50,000	54,187
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,757,369
6.5% 8/1/18	237,000	267,282
Oncor Electric Delivery Co. 6.375% 5/1/12	412,000	445,146
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	124,407
Pepco Holdings, Inc. 6.45% 8/15/12	563,000	611,439
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	620,000	542,500
Progress Energy, Inc. 7.1% 3/1/11	511,000	533,425
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	253,478
		9,017,688
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	638,000	656,316
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	310,000	330,827
Exelon Generation Co. LLC:
5.2% 10/1/19	1,000,000	1,033,297
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Exelon Generation Co. LLC: - continued
5.35% 1/15/14	$ 231,000	$ 249,747
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,655,967
		3,269,838
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	20,000	20,322
7.5% 9/1/10	25,000	25,403
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	605,224
6.3% 9/30/66 (h)	577,000	533,725
7.5% 6/30/66 (h)	493,000	478,210
DTE Energy Co. 7.05% 6/1/11	315,000	331,198
KeySpan Corp. 7.625% 11/15/10	86,000	88,559
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	441,000	481,151
National Grid PLC 6.3% 8/1/16	223,000	251,189
NiSource Finance Corp.:
5.25% 9/15/17	402,000	413,524
5.4% 7/15/14	203,000	217,831
5.45% 9/15/20	43,000	43,241
6.4% 3/15/18	200,000	216,907
7.875% 11/15/10	229,000	235,393
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	757,000	688,870
WPS Resources Corp. 6.11% 12/1/66 (h)	133,000	119,700
		4,750,447
TOTAL UTILITIES		17,694,289
TOTAL NONCONVERTIBLE BONDS (Cost $202,302,722)		218,727,122
U.S. Government and Government Agency Obligations - 38.0%

U.S. Government Agency Obligations - 4.8%
Fannie Mae:
1.25% 6/22/12	9,339,000	9,379,279
1.5% 6/26/13	680,000	678,775
1.75% 5/7/13	1,765,000	1,777,586
2.5% 5/15/14	9,250,000	9,448,033
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank:
1.125% 5/18/12	$ 2,130,000	$ 2,135,265
1.625% 11/21/12	1,225,000	1,235,768
1.75% 8/22/12	1,250,000	1,267,716
1.875% 6/21/13	170,000	171,559
Freddie Mac:
1.625% 4/15/13	3,360,000	3,377,015
1.75% 6/15/12	3,229,000	3,276,024
2.125% 9/21/12	40,000	40,870
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		32,787,890
U.S. Treasury Obligations - 32.3%
U.S. Treasury Notes:
1.375% 5/15/13	2,360,000	2,369,039
2.375% 9/30/14 (f)	60,500,000	61,686,331
2.5% 3/31/15	11,130,000	11,366,513
2.5% 4/30/15	19,736,000	20,133,799
2.625% 7/31/14	10,000,000	10,316,410
3% 9/30/16	10,517,000	10,733,913
3.125% 10/31/16	6,510,000	6,685,972
3.125% 1/31/17	8,719,000	8,930,165
3.625% 2/15/20	51,010,000	52,321,110
3.75% 11/15/18	15,850,000	16,599,166
4% 8/15/18	18,750,000	20,061,038
TOTAL U.S. TREASURY OBLIGATIONS		221,203,456
Other Government Related - 0.9%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	530,893
3.125% 6/15/12 (FDIC Guaranteed) (e)	18,000	18,739
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,620,960
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,749,127
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	$ 2,010,000	$ 2,043,187
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,000	9,394
TOTAL OTHER GOVERNMENT RELATED		5,972,300
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $256,410,682)		259,963,646
U.S. Government Agency - Mortgage Securities - 6.3%

Fannie Mae - 4.8%
1.989% 2/1/33 (h)	53,134	54,626
2.026% 4/1/36 (h)	1,809,058	1,860,554
2.033% 1/1/35 (h)	843,328	869,147
2.048% 10/1/33 (h)	25,028	25,768
2.063% 12/1/34 (h)	83,979	86,274
2.072% 3/1/35 (h)	41,297	42,529
2.129% 7/1/35 (h)	28,814	29,651
2.136% 3/1/35 (h)	10,269	10,605
2.327% 10/1/33 (h)	65,666	67,406
2.582% 3/1/35 (h)	35,180	36,705
2.7% 7/1/34 (h)	126,085	131,397
2.703% 2/1/35 (h)	1,428,230	1,495,553
2.786% 8/1/35 (h)	292,160	305,976
2.799% 10/1/33 (h)	67,335	70,496
2.868% 6/1/34 (h)	276,379	288,527
2.899% 7/1/35 (h)	199,072	207,562
2.953% 5/1/35 (h)	130,143	136,773
2.972% 7/1/34 (h)	1,413,719	1,474,950
3.139% 10/1/35 (h)	132,755	137,426
3.177% 2/1/34 (h)	18,223	19,056
3.201% 1/1/40 (h)	662,603	675,442
3.203% 7/1/35 (h)	323,366	338,238
3.258% 9/1/34 (h)	570,852	593,120
3.343% 11/1/36 (h)	404,723	424,062
3.344% 1/1/40 (h)	1,064,320	1,090,506
3.347% 7/1/35 (h)	1,821,093	1,872,438
3.348% 9/1/35 (h)	1,234,101	1,289,919
3.358% 7/1/34 (h)	34,546	35,885
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.38% 7/1/35 (h)	$ 240,200	$ 250,285
3.465% 4/1/35 (h)	1,171,067	1,227,082
3.589% 12/1/39 (h)	220,619	227,319
3.603% 3/1/40 (h)	792,859	817,027
3.702% 12/1/33 (h)	1,834,255	1,908,287
3.721% 11/1/36 (h)	433,556	454,341
3.722% 9/1/39 (h)	185,827	191,877
3.775% 10/1/39 (h)	497,184	513,823
4% 8/1/18	1,249,966	1,308,819
4.209% 10/1/37 (h)	22,355	23,389
4.278% 6/1/36 (h)	71,005	73,992
4.5% 6/1/18 to 3/1/35	5,080,953	5,356,653
5.496% 7/1/37 (h)	124,640	131,119
6% 5/1/16 to 4/1/17	298,932	322,488
6.5% 12/1/13 to 3/1/35	4,076,682	4,472,154
7% 11/1/11 to 6/1/33	996,585	1,107,822
7.5% 8/1/17 to 3/1/28	332,950	365,332
8.5% 5/1/21 to 9/1/25	54,600	60,739
9.5% 2/1/25	8,564	9,359
10.5% 8/1/20	12,992	15,355
11% 8/1/15	108	108
12.5% 12/1/13 to 4/1/15	6,402	7,400
TOTAL FANNIE MAE		32,515,361
Freddie Mac - 1.5%
2.048% 4/1/35 (h)	430,169	444,527
2.624% 1/1/35 (h)	124,961	130,452
3.239% 3/1/35 (h)	423,551	445,630
3.514% 12/1/39 (h)	649,447	667,495
3.536% 4/1/40 (h)	524,888	538,335
3.537% 3/1/33 (h)	8,846	9,335
3.587% 4/1/40 (h)	450,000	462,460
3.618% 2/1/40 (h)	1,119,316	1,152,955
3.938% 6/1/35 (h)	100,684	105,300
4.5% 8/1/18	2,135,640	2,260,446
5% 3/1/19	3,201,410	3,430,328
5.402% 1/1/36 (h)	401,157	418,973
5.585% 10/1/35 (h)	66,059	69,155
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 9/1/24 to 8/1/27	$ 51,190	$ 57,596
11.5% 10/1/15	3,044	3,421
TOTAL FREDDIE MAC		10,196,408
Government National Mortgage Association - 0.0%
7% 7/15/28 to 11/15/28	209,921	232,895
7.5% 2/15/28 to 10/15/28	4,626	5,066
8% 6/15/24 to 10/15/24	4,936	5,416
8.5% 5/15/17 to 10/15/21	65,890	73,279
11% 7/20/19 to 8/20/19	3,291	3,956
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		320,612
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $41,674,250)		43,032,381
Asset-Backed Securities - 6.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (h)	155,386	91,140
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (h)	12,149	34
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (h)	16,284	15,457
Class M2, 1.9928% 3/25/34 (h)	60,000	39,440
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (h)	24,226	21,636
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (h)	10,654	276
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (h)	19,400	536
Class M5, 0.7328% 4/25/36 (h)	6,221	45
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4697% 5/20/13 (h)	137,336	135,232
Series 2006-A6 Class A6, 0.3697% 9/20/13 (h)	64,090	63,108
Series 2006-A7 Class A7, 0.3597% 10/20/12 (h)	62,869	61,906
Series 2006-C1 Class C1, 0.8197% 10/20/14 (h)	18,559	406
Series 2007-A4 Class A4, 0.3697% 4/22/13 (h)	56,918	56,046
Series 2007-D1 Class D, 1.7397% 1/22/13 (d)(h)	1,065,000	0
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (d)(h)	18,534	18,522
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	$ 1,110,000	$ 1,116,888
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	280,000	283,449
Class A4, 3% 10/15/15 (d)	280,000	286,375
Series 2010-1 Class A4, 2.3% 12/15/14	930,000	932,962
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0869% 1/15/15 (d)(h)	1,720,000	1,744,592
Series 2010-2 Class A, 4.25% 4/15/17 (d)	660,000	676,366
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	16,440	16,553
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	128,000	126,653
Series 2007-2M Class A3, 5.22% 6/8/12	16,278	16,415
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (h)	12,347	7,827
Series 2004-R2 Class M3, 0.8928% 4/25/34 (h)	17,493	2,185
Series 2005-R2 Class M1, 0.7928% 4/25/35 (h)	176,341	131,911
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (h)	4,092	2,857
Series 2004-W11 Class M2, 1.0428% 11/25/34 (h)	63,962	38,229
Series 2004-W7 Class M1, 0.8928% 5/25/34 (h)	185,706	88,487
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (h)	169,201	53,519
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.1678% 4/25/34 (h)	228,192	139,755
Series 2006-HE2 Class M1, 0.7128% 3/25/36 (h)	33,000	1,952
Axon Financial Funding Ltd. 5.96% 4/4/17 (b)(d)(h)	842,000	8
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	500,000	520,743
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	400,000	404,589
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	1,100,000	1,106,333
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0928% 2/25/35 (h)	427,000	217,721
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (h)	153,101	152,866
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (h)	187,293	177,929
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (h)	32,230	31,598
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	277,000	279,960
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust: - continued
Series 2006-2:
Class C, 5.31% 6/15/12	$ 203,000	$ 206,259
Series 2007-1 Class C, 5.38% 11/15/12	72,000	75,396
Series 2007-SN1 Class D, 6.05% 1/17/12	35,000	35,032
Series 2007-SN2 Class A4, 1.3669% 5/16/11 (d)(h)	1,775,902	1,777,342
Capital One Auto Finance Trust:
Series 2007-B Class A3A, 5.03% 4/15/12	18,219	18,292
Series 2007-C Class A4, 5.23% 7/15/14	660,000	690,587
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.6269% 4/15/13 (d)(h)	331,000	330,855
Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	434,557
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (d)(h)	52,147	6,388
Class B, 1.0897% 7/20/39 (d)(h)	30,070	2,030
Class C, 1.4397% 7/20/39 (d)(h)	38,684	967
CarMax Auto Owner Trust:
Series 2007-2 Class C, 5.61% 11/15/13	105,000	108,400
Series 2009-2 Class A3, 1.74% 4/15/14	380,000	381,914
Carmax Auto Owner Trust Series 2010-1 Class A3, 1.56% 7/15/14	230,000	230,187
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (h)	130,038	25,381
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (h)	48,500	912
Series 2006-NC3 Class M10, 2.3428% 8/25/36 (d)(h)	215,000	5,362
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (h)	28,000	5,586
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (h)	21,243	856
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (h)	205,465	73,485
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (d)(h)	18,340	16,308
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	63,267	63,188
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	400,000	432,777
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	1,250,000	1,247,513
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	900,000	913,222
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	757,399
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,094,179
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	1,100,000	1,110,685
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (h)	87,242	3,471
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (h)	$ 14,936	$ 14,357
Series 2007-4 Class A1A, 0.3661% 9/25/37 (h)	87,079	81,676
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (h)	18,137	6,736
Series 2004-4 Class M2, 1.1378% 6/25/34 (h)	50,135	17,190
Series 2005-3 Class MV1, 0.7628% 8/25/35 (h)	121,378	109,599
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (h)	18,890	18,156
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	78,846	80,064
Series 2007-C Class A3, 5.43% 5/15/12 (d)	14,095	14,220
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	536,000	495,950
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (h)	4,436	3,841
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (h)	33,155	12,386
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (h)	581,111	184,225
First Franklin Mortgage Loan Trust Series 2006-FF12 Class A2, 0.3828% 9/25/36 (h)	663	661
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	310,000	320,322
Class D, 7.26% 2/15/13 (d)	850,000	882,540
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	81,172
Class D, 6.89% 5/15/13 (d)	439,000	460,817
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	330,652
Series 2009-B Class A3, 2.79% 8/15/13	500,000	509,063
Series 2009-C Class A4, 4.43% 11/15/14	520,000	551,686
Series 2009-D Class A4, 2.98% 8/15/14	300,000	308,999
Series 2009-E Class A3, 1.51% 1/15/14	700,000	701,789
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8869% 6/15/13 (h)	88,000	85,435
Series 2010-1 Class A, 1.9869% 12/15/14 (d)(h)	1,200,000	1,213,175
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	9,000	9,097
Series 2007-1:
Class A4, 5.03% 2/16/15	62,000	63,352
Class C, 5.43% 2/16/15	77,000	74,581
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.8328% 1/25/35 (h)	$ 81,136	$ 28,827
Class M4, 1.0228% 1/25/35 (h)	41,438	5,482
Series 2006-D Class M1, 0.5728% 11/25/36 (h)	40,000	730
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (d)(h)	335,000	229,736
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	258,573	206,858
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (d)(h)	32,481	28,584
Series 2006-2A:
Class A, 0.5169% 11/15/34 (d)(h)	283,123	226,499
Class B, 0.6169% 11/15/34 (d)(h)	102,726	61,636
Class C, 0.7169% 11/15/34 (d)(h)	169,540	67,816
Class D, 1.0869% 11/15/34 (d)(h)	64,308	15,434
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,615,961
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (h)	137,000	134,526
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (h)	92,000	68,210
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (d)	43,758	43,916
Series 2007-1:
Class B, 5.53% 12/15/14	8,052	8,207
Class C, 5.74% 12/15/14	16,991	16,850
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	63,875	9,694
Class M1, 0.9928% 6/25/34 (h)	253,008	155,673
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (h)	100,732	5,336
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (h)	42,508	643
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (d)(h)	75,224	18,806
Series 2006-3:
Class B, 0.7428% 9/25/46 (d)(h)	74,651	14,930
Class C, 0.8928% 9/25/46 (d)(h)	174,018	26,103
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (h)	59,400	31,654
Series 2003-3 Class M1, 1.6328% 8/25/33 (h)	71,587	49,437
Series 2003-5 Class A2, 1.0428% 12/25/33 (h)	2,817	1,736
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (h)	13,849	13,575
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (h)	$ 201,609	$ 193,520
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (h)	1,483	1,422
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	250,000	251,758
Series 2010-2 Class A4, 1.92% 6/18/13	1,300,000	1,297,341
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (h)	71,840	53,809
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (h)	141,116	51,203
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	350,000	353,980
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	970,000	973,719
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (h)	25,000	590
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (h)	176,698	142,886
Class MV1, 0.5728% 10/25/36 (h)	143,100	52,266
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (h)	71,000	3,362
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (h)	74,909	62,271
Series 2006-A Class 2C, 1.4379% 3/27/42 (h)	392,000	94,455
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (d)(h)	31,594	3
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	339,389	344,780
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (h)	22,653	16,046
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	2,721	2,471
Class C, 5.691% 10/20/28 (d)	1,361	1,109
Class D, 6.01% 10/20/28 (d)	14,627	11,249
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (h)	63,216	2,038
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (h)	89,453	4,300
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (h)	25,313	11,147
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	32,405	32,915
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (h)	91,588	65,621
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (h)	209,859	184,999
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (h)	$ 3,535	$ 3,487
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (h)	356,466	234,965
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (h)	4,895	3,696
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (h)	45,571	21,516
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (h)	47,458	10,536
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (h)	33,000	838
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(j)	543,000	4,616
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	430,400	78,010
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	58,000	2,152
Series 2006-2 Class AIO, 6% 8/25/11 (j)	29,000	1,890
Series 2006-3:
Class A1, 0.3728% 9/25/19 (h)	4,440	4,429
Class AIO, 7.1% 1/25/12 (j)	46,000	4,595
Series 2006-4:
Class A1, 0.3728% 3/25/25 (h)	59,136	58,227
Class AIO, 6.35% 2/27/12 (j)	147,000	14,584
Class D, 1.4428% 5/25/32 (h)	300,000	8,633
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	198,000	24,923
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	168,000	22,246
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (h)	162,650	67,601
Series 2005-D Class M2, 0.8128% 2/25/36 (h)	99,892	10,800
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	400,000	405,293
Series 2009-B Class A3, 2.07% 1/15/15	550,000	555,428
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (h)	12,231	12,142
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (b)(d)(h)	134,000	49,580
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (h)	3,565	3,464
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (h)	5,898	5,636
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (h)	60,741	25,888
Class M4, 1.7928% 9/25/34 (h)	77,891	13,246
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (h)	308,921	250,243
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M3, 0.9028% 1/25/36 (h)	$ 54,533	$ 32,676
Class M4, 1.1728% 1/25/36 (h)	126,217	38,145
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (h)	456,374	7,500
Class M9, 2.2228% 5/25/35 (h)	33,554	82
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (d)(h)	400,093	397,470
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	11,000	11,005
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (h)	64,000	2,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (h)	582	481
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (h)	194,548	128,724
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (h)	12,000	228
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (h)	6,890	3,495
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (h)	3,338	3,247
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (d)(h)	106,761	99,380
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (h)	145,000	18,902
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (h)	8,732	1,301
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (h)	32,395	27,041
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	138,687	136,741
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (h)	412,000	411,847
Class B, 0.5569% 6/15/12 (h)	53,000	52,958
Class C, 0.8369% 6/15/12 (h)	32,000	31,967
Series 2007-2 Class A, 0.9869% 10/15/12 (h)	557,000	555,167
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (h)	2,472	1,752
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (d)(h)	306,163	15,308
Asset-Backed Securities - continued
	Principal Amount	Value
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	$ 84,603	$ 86,549
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (h)	313,225	312,732
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	490,882
Series 2009-2 Class A3, 1.54% 10/15/12	920,000	924,534
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	700,000	714,877
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	36,278	36,578
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	51,000	51,756
Class D, 5.54% 12/20/12 (d)	73,000	73,780
Class E, 7.05% 5/20/14 (d)	716,000	715,212
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (h)	7,050	122
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (d)(h)	788,019	778,708
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	791,000	803,099
Series 2007-A5A Class A5, 1.0869% 10/15/14 (d)(h)	120,000	120,097
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (d)(h)	203,978	67,313
TOTAL ASSET-BACKED SECURITIES (Cost $42,619,577)		43,091,451
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 1.8%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.5259% 2/17/52 (d)(h)	1,600,000	1,582,941
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (d)(h)	162,551	89,403
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	627,593	632,502
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (h)	176,411	161,345
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (h)	130,396	116,518
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-A Class 2A2, 3.5164% 2/25/34 (h)	$ 38,811	$ 34,236
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (h)	15,817	13,660
Class 2A2, 3.0591% 3/25/34 (h)	113,543	103,454
Series 2004-D Class 2A2, 3.3908% 5/25/34 (h)	265,583	243,497
Series 2004-G Class 2A7, 3.9212% 8/25/34 (h)	238,129	207,124
Series 2004-H Class 2A1, 3.7527% 9/25/34 (h)	213,135	186,996
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (d)(h)(j)	564,174	6,913
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (h)	119,335	112,492
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (h)	216,000	222,068
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	241,000	48,200
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (d)(h)	216,000	211,063
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (h)	1,717	1,635
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (h)	292,811	281,269
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (h)	11,464	11,214
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (d)(h)	404,000	394,344
Class C2, 0.7744% 10/18/54 (d)(h)	135,000	129,492
Class M2, 0.5544% 10/18/54 (d)(h)	232,000	223,532
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (d)(h)	379,000	356,108
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (d)(h)	355,000	345,216
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (h)	25,291	10,749
Series 2006-1A Class C2, 0.9397% 12/20/54 (d)(h)	578,000	265,880
Series 2006-2 Class C1, 0.8097% 12/20/54 (h)	463,000	189,830
Series 2006-3 Class C2, 0.8397% 12/20/54 (h)	128,000	55,069
Series 2006-4:
Class B1, 0.4297% 12/20/54 (h)	521,000	385,540
Class C1, 0.7197% 12/20/54 (h)	319,000	137,170
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class M1, 0.5097% 12/20/54 (h)	$ 137,000	$ 86,995
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (h)	258,000	108,360
Class 1M1, 0.4897% 12/20/54 (h)	172,000	106,640
Class 2C1, 0.7697% 12/20/54 (h)	117,000	49,140
Class 2M1, 0.5897% 12/20/54 (h)	222,000	137,640
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (h)	308,000	130,900
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (h)	36,767	20,015
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (h)	33,554	19,958
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	16,801	17,166
Class A3, 5.447% 6/12/47 (h)	410,000	413,083
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.9631% 12/25/34 (h)	157,897	152,158
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (h)	220,595	207,444
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (h)	102,341	62,135
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (h)	68,000	365
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (h)	183,358	102,884
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (d)(h)	28,707	25,836
Class C, 0.527% 6/15/22 (d)(h)	181,170	157,618
Class D, 0.537% 6/15/22 (d)(h)	69,853	59,375
Class E, 0.547% 6/15/22 (d)(h)	111,337	86,843
Class F, 0.577% 6/15/22 (d)(h)	177,078	131,038
Class G, 0.647% 6/15/22 (d)(h)	41,484	29,039
Class H, 0.667% 6/15/22 (d)(h)	83,046	53,980
Class J, 0.707% 6/15/22 (d)(h)	97,221	53,472
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	959,870
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (h)	277,584	16,870
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (h)	258,000	257,781
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (h)	583,471	507,780
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (d)(h)	$ 248,797	$ 133,554
Class B6, 3.1471% 7/10/35 (d)(h)	413,899	217,173
Series 2004-A:
Class B4, 1.4971% 2/10/36 (d)(h)	75,028	39,390
Class B5, 1.9971% 2/10/36 (d)(h)	50,014	26,418
Series 2004-B:
Class B4, 1.3971% 2/10/36 (d)(h)	62,554	32,015
Class B5, 1.8471% 2/10/36 (d)(h)	45,241	19,969
Class B6, 2.2971% 2/10/36 (d)(h)	16,491	5,447
Series 2004-C:
Class B4, 1.2471% 9/10/36 (d)(h)	84,022	43,985
Class B5, 1.6471% 9/10/36 (d)(h)	92,722	41,512
Class B6, 2.0471% 9/10/36 (d)(h)	16,839	5,356
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	138,419	136,580
Series 2004-SL3 Class A1, 7% 8/25/16	10,736	9,429
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (d)(h)	49,642	40,887
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (h)	4,754	2,452
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (h)	280,140	148,292
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5375% 6/25/34 (h)	175,389	171,968
Series 2005-AR10 Class 2A2, 2.9762% 6/25/35 (h)	131,685	126,173
Series 2005-AR12 Class 2A6, 2.9646% 7/25/35 (h)	93,771	86,324
Series 2005-AR2 Class 2A2, 2.8787% 3/25/35 (h)	400,632	366,936
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (h)	232,325	210,288
TOTAL PRIVATE SPONSOR		12,577,993
U.S. Government Agency - 1.2%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	85,265	92,650
Series 2005-67 Class HD, 5.5% 12/25/30	1,920,286	2,010,081
Series 2006-4 Class PB, 6% 9/25/35	1,330,227	1,445,449
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	300,042	323,115
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-86 Class KC, 4.5% 5/25/19	$ 231,992	$ 243,852
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	570,843	623,810
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	309,760	332,562
Series 2363 Class PF, 6% 9/15/16	407,063	436,620
Series 3033 Class UD, 5.5% 10/15/30	806,000	843,303
Series 3049 Class DB, 5.5% 6/15/31	1,810,370	1,899,773
TOTAL U.S. GOVERNMENT AGENCY		8,251,215
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,802,409)		20,829,208
Commercial Mortgage Securities - 5.4%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1896% 2/14/43 (h)	253,000	268,571
Class A2, 7.1508% 2/14/43 (h)	159,000	172,919
Class A3, 7.2008% 2/14/43 (h)	172,000	185,036
Class PS1, 1.5207% 2/14/43 (h)(j)	681,123	21,948
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (h)	252,000	267,030
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	66,884	67,630
Series 2006-5:
Class A1, 5.185% 9/10/47	98,999	100,092
Class A3, 5.39% 9/10/47	301,000	302,293
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	438,040
Series 2007-2 Class A1, 5.421% 4/10/49	58,463	60,266
Series 2007-4 Class A3, 6.0019% 2/10/51 (h)	215,000	219,389
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	18,964
Series 2007-3 Class A3, 5.837% 6/10/49 (h)	361,000	373,609
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	14,778	14,774
Series 2004-2:
Class A3, 4.05% 11/10/38	268,308	272,042
Class A4, 4.153% 11/10/38	274,000	276,856
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-4 Class A3, 4.128% 7/10/42	$ 33,867	$ 33,848
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	178,760	180,138
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	118,758
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	51,235
Class K, 6.15% 5/11/35 (d)	100,000	88,101
Series 2003-2 Class XP, 0.4312% 3/11/41 (d)(h)(j)	2,024,064	3,420
Series 2005-6 Class A3, 5.3503% 9/10/47 (h)	389,000	398,795
Series 2007-1 Class B, 5.543% 1/15/49	130,000	40,315
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6469% 3/15/22 (d)(h)	93,000	81,840
Class D, 0.6969% 3/15/22 (d)(h)	94,000	80,840
Class E, 0.7369% 3/15/22 (d)(h)	78,000	65,520
Class F, 0.8069% 3/15/22 (d)(h)	70,189	55,449
Class G, 0.8669% 3/15/22 (d)(h)	45,493	32,755
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (d)(h)	139,000	120,930
Class D, 0.5469% 10/15/19 (d)(h)	170,000	144,500
Class E, 0.5769% 10/15/19 (d)(h)	157,000	130,310
Class F, 0.6469% 10/15/19 (d)(h)	360,653	277,703
Class G, 0.6669% 10/15/19 (d)(h)	144,054	97,957
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (d)(h)	9,751	5,851
Series 2004-1:
Class A, 0.7028% 4/25/34 (d)(h)	141,763	111,993
Class B, 2.2428% 4/25/34 (d)(h)	19,454	9,727
Class M1, 0.9028% 4/25/34 (d)(h)	15,763	10,719
Class M2, 1.5428% 4/25/34 (d)(h)	14,594	8,464
Series 2004-2:
Class A, 0.7728% 8/25/34 (d)(h)	135,993	108,114
Class M1, 0.9228% 8/25/34 (d)(h)	22,300	14,272
Series 2004-3:
Class A1, 0.7128% 1/25/35 (d)(h)	250,500	197,895
Class A2, 0.7628% 1/25/35 (d)(h)	43,390	29,072
Class M1, 0.8428% 1/25/35 (d)(h)	52,444	34,089
Class M2, 1.3428% 1/25/35 (d)(h)	23,653	14,665
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (d)(h)	194,945	137,007
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M1, 0.7728% 8/25/35 (d)(h)	$ 11,487	$ 5,694
Class M2, 0.8228% 8/25/35 (d)(h)	18,946	8,825
Class M3, 0.8428% 8/25/35 (d)(h)	10,482	4,595
Class M4, 0.9528% 8/25/35 (d)(h)	9,622	3,957
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (d)(h)	84,503	61,223
Class A2, 0.7428% 11/25/35 (d)(h)	85,089	57,009
Class M1, 0.7828% 11/25/35 (d)(h)	9,995	4,960
Class M2, 0.8328% 11/25/35 (d)(h)	12,689	5,978
Class M3, 0.8528% 11/25/35 (d)(h)	11,357	5,050
Class M4, 0.9428% 11/25/35 (d)(h)	14,149	5,909
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (d)(h)	195,731	131,140
Class B1, 1.7428% 1/25/36 (d)(h)	16,915	5,920
Class M1, 0.7928% 1/25/36 (d)(h)	63,139	34,727
Class M2, 0.8128% 1/25/36 (d)(h)	18,942	9,471
Class M3, 0.8428% 1/25/36 (d)(h)	27,663	13,002
Class M4, 0.9528% 1/25/36 (d)(h)	15,299	6,426
Class M5, 0.9928% 1/25/36 (d)(h)	15,299	6,120
Class M6, 1.0428% 1/25/36 (d)(h)	16,250	6,175
Series 2006-1:
Class A2, 0.7028% 4/25/36 (d)(h)	30,196	18,507
Class M1, 0.7228% 4/25/36 (d)(h)	10,800	4,963
Class M2, 0.7428% 4/25/36 (d)(h)	11,411	4,910
Class M3, 0.7628% 4/25/36 (d)(h)	9,818	3,973
Class M4, 0.8628% 4/25/36 (d)(h)	5,564	2,114
Class M5, 0.9028% 4/25/36 (d)(h)	5,400	1,919
Class M6, 0.9828% 4/25/36 (d)(h)	10,767	3,610
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (d)(h)	473,259	327,212
Class A2, 0.6228% 7/25/36 (d)(h)	27,188	18,216
Class B1, 1.2128% 7/25/36 (d)(h)	10,180	3,032
Class B3, 3.0428% 7/25/36 (d)(h)	15,380	4,206
Class M1, 0.6528% 7/25/36 (d)(h)	28,526	12,577
Class M2, 0.6728% 7/25/36 (d)(h)	20,126	8,272
Class M3, 0.6928% 7/25/36 (d)(h)	16,694	6,371
Class M4, 0.7628% 7/25/36 (d)(h)	11,273	4,014
Class M5, 0.8128% 7/25/36 (d)(h)	13,856	4,671
Class M6, 0.8828% 7/25/36 (d)(h)	20,673	6,677
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (d)(h)	17,875	3,575
Class B2, 1.6928% 10/25/36 (d)(h)	12,893	2,321
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B3, 2.9428% 10/25/36 (d)(h)	$ 20,981	$ 3,777
Class M4, 0.7728% 10/25/36 (d)(h)	19,756	5,927
Class M5, 0.8228% 10/25/36 (d)(h)	23,650	6,386
Class M6, 0.9028% 10/25/36 (d)(h)	46,294	10,648
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (d)(h)	102,948	72,095
Class A2, 0.6128% 12/25/36 (d)(h)	432,829	213,947
Class B1, 1.0428% 12/25/36 (d)(h)	15,914	3,476
Class B2, 1.5928% 12/25/36 (d)(h)	16,374	3,286
Class B3, 2.7928% 12/25/36 (d)(h)	27,162	4,927
Class M1, 0.6328% 12/25/36 (d)(h)	33,187	11,280
Class M2, 0.6528% 12/25/36 (d)(h)	22,351	7,049
Class M3, 0.6828% 12/25/36 (d)(h)	22,351	6,600
Class M4, 0.7428% 12/25/36 (d)(h)	26,414	7,343
Class M5, 0.7828% 12/25/36 (d)(h)	25,060	6,521
Class M6, 0.8628% 12/25/36 (d)(h)	22,351	5,369
Series 2007-1:
Class A2, 0.6128% 3/25/37 (d)(h)	114,850	74,653
Class B1, 1.0128% 3/25/37 (d)(h)	36,596	8,417
Class B2, 1.4928% 3/25/37 (d)(h)	26,455	5,026
Class B3, 3.6928% 3/25/37 (d)(h)	72,010	12,242
Class M1, 0.6128% 3/25/37 (d)(h)	32,142	13,821
Class M2, 0.6328% 3/25/37 (d)(h)	24,110	9,162
Class M3, 0.6628% 3/25/37 (d)(h)	21,695	7,159
Class M4, 0.7128% 3/25/37 (d)(h)	17,219	5,166
Class M5, 0.7628% 3/25/37 (d)(h)	27,311	7,647
Class M6, 0.8428% 3/25/37 (d)(h)	37,759	9,440
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (d)(h)	101,948	74,422
Class A2, 0.6628% 7/25/37 (d)(h)	95,313	50,516
Class B1, 1.9428% 7/25/37 (d)(h)	29,173	4,959
Class B2, 2.5928% 7/25/37 (d)(h)	25,773	4,381
Class B3, 3.6928% 7/25/37 (d)(h)	28,681	5,019
Class M1, 0.7128% 7/25/37 (d)(h)	33,470	12,812
Class M2, 0.7528% 7/25/37 (d)(h)	18,082	5,696
Class M3, 0.8328% 7/25/37 (d)(h)	18,241	5,107
Class M4, 0.9928% 7/25/37 (d)(h)	37,180	8,923
Class M5, 1.0928% 7/25/37 (d)(h)	32,756	6,879
Class M6, 1.3428% 7/25/37 (d)(h)	40,945	7,575
Series 2007-3:
Class A2, 0.6328% 7/25/37 (d)(h)	106,967	54,799
Class B1, 1.2928% 7/25/37 (d)(h)	26,319	5,195
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class B2, 1.9428% 7/25/37 (d)(h)	$ 66,112	$ 11,213
Class B3, 4.3428% 7/25/37 (d)(h)	34,812	5,239
Class M1, 0.6528% 7/25/37 (d)(h)	23,729	8,924
Class M2, 0.6828% 7/25/37 (d)(h)	25,458	8,870
Class M3, 0.7128% 7/25/37 (d)(h)	39,274	12,847
Class M4, 0.8428% 7/25/37 (d)(h)	62,142	18,108
Class M5, 0.9428% 7/25/37 (d)(h)	32,302	8,008
Class M6, 1.1428% 7/25/37 (d)(h)	24,469	5,696
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (d)(h)	38,704	5,031
Class B2, 3.7928% 9/25/37 (d)(h)	140,248	16,830
Class M1, 1.2928% 9/25/37 (d)(h)	37,633	9,785
Class M2, 1.3928% 9/25/37 (d)(h)	37,633	8,279
Class M4, 1.9428% 9/25/37 (d)(h)	94,896	17,081
Class M5, 2.0928% 9/25/37 (d)(h)	94,896	14,234
Class M6, 2.2928% 9/25/37 (d)(h)	94,979	13,297
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	554,584	20,464
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(j)	1,257,451	134,547
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (d)(h)	91,801	45,901
Class H, 0.9869% 3/15/19 (d)(h)	61,770	25,326
Class J, 1.1869% 3/15/19 (d)(h)	46,405	17,634
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (d)(h)	76,569	49,695
Class E, 0.6369% 3/15/22 (d)(h)	394,020	241,954
Class F, 0.6869% 3/15/22 (d)(h)	241,475	139,520
Class G, 0.7369% 3/15/22 (d)(h)	62,931	34,622
Class H, 0.8869% 3/15/22 (d)(h)	76,569	37,805
Class J, 1.0369% 3/15/22 (d)(h)	76,569	31,042
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	84,969	86,474
Series 2004-PWR3 Class A3, 4.487% 2/11/41	227,997	232,422
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	192,269	195,771
Series 2007-PW17 Class A1, 5.282% 6/11/50	112,255	114,105
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	61,070	62,494
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (d)(h)(j)	1,674,203	11,217
Series 2003-T12 Class X2, 0.6287% 8/13/39 (d)(h)(j)	5,627,707	50,506
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (d)(h)(j)	$ 2,926,870	$ 57,346
Series 2006-T22 Class A1, 5.415% 4/12/38 (h)	24,088	24,131
Series 2007-PW15 Class A1, 5.016% 2/11/44	53,189	54,289
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (d)(h)	35,000	12,581
Class C, 5.9076% 6/11/40 (d)(h)	29,000	8,978
Class D, 5.9076% 6/11/40 (d)(h)	29,000	7,531
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (d)(h)(j)	20,177,207	270,098
Series 2007-T28:
Class A1, 5.422% 9/11/42	34,063	35,186
Class X2, 0.3328% 9/11/42 (d)(h)(j)	10,091,126	82,622
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (d)(h)	111,140	67,166
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	267,827
Class XCL, 2.3619% 5/15/35 (d)(h)(j)	2,948,909	93,976
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	87,000	86,895
Class F, 7.734% 1/15/32	47,000	46,748
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(h)	217,614	223,626
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.6469% 8/16/21 (d)(h)	77,000	63,315
Class G, 0.6669% 8/15/21 (d)(h)	49,634	37,296
Class H, 0.7069% 8/15/21 (d)(h)	40,527	27,704
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	364,668	319,530
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	42,201	42,630
Class A2A, 5.237% 12/11/49	192,000	195,778
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	205,968
Class C, 5.476% 12/11/49	407,000	113,960
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (h)	216,000	220,701
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	116,640
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (d)(h)	$ 484,000	$ 392,040
Class C, 0.6069% 4/15/17 (d)(h)	174,000	137,460
Class D, 0.6469% 4/15/17 (d)(h)	81,291	62,594
Class E, 0.7069% 4/15/17 (d)(h)	34,474	25,856
Class F, 0.7469% 4/15/17 (d)(h)	19,555	12,711
Class G, 0.8869% 4/15/17 (d)(h)	19,555	10,364
Class H, 0.9569% 4/15/17 (d)(h)	19,555	7,431
Class J, 1.1869% 4/15/17 (d)(h)	14,996	4,199
Series 2005-FL11:
Class C, 0.6369% 11/15/17 (d)(h)	219,690	195,524
Class D, 0.6769% 11/15/17 (d)(h)	11,516	10,134
Class E, 0.7269% 11/15/17 (d)(h)	40,306	34,663
Class F, 0.7869% 11/15/17 (d)(h)	28,227	22,864
Class G, 0.8369% 11/15/17 (d)(h)	19,566	13,305
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (d)(h)	308,000	252,560
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	6,724	6,728
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	617,805
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	365,000	365,287
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (d)(h)(j)	466,489	2,886
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	131,096
Class XP, 0.6771% 12/10/46 (h)(j)	2,728,242	38,688
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	11,169	11,176
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	52,005	52,689
Class AJ, 5.373% 12/15/39	437,000	227,037
Series 2007-C2:
Class A1, 5.269% 1/15/49	103,383	104,082
Class A3, 5.542% 1/15/49 (h)	432,000	394,420
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	26,548	26,920
Class A4, 5.9118% 6/15/39 (h)	130,000	119,100
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (h)(j)	1,732,492	34,638
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	$ 195,000	$ 173,909
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (d)(h)	771,000	300,690
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	226,289
Series 2002-CP5 Class A1, 4.106% 12/15/35	18,307	18,691
Series 2004-C1:
Class A3, 4.321% 1/15/37	58,552	59,560
Class A4, 4.75% 1/15/37	101,000	103,090
Series 1998-C1 Class D, 7.17% 5/17/40	20,047	20,282
Series 1999-C1 Class E, 8.1581% 9/15/41 (h)	94,202	93,974
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (h)(j)	578,657	6,028
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (d)(h)(j)	1,757,073	31,098
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (d)(h)(j)	1,526,633	2,190
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4869% 2/15/22 (d)(h)	82,000	53,300
Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (d)(h)	212,546	116,900
0.6069% 2/15/22 (d)(h)	75,912	34,160
Class F, 0.6569% 2/15/22 (d)(h)	151,805	60,722
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	15,502	15,689
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (h)(j)	4,043,567	53,453
Class B, 5.487% 2/15/40 (d)(h)	330,000	37,950
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	75,435
Class G, 6.936% 3/15/33 (d)	142,000	136,246
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,040,091
Series 2001-1 Class X1, 1.255% 5/15/33 (d)(h)(j)	2,171,864	15,585
Series 2004-C1 Class X2, 1.3009% 11/10/38 (d)(h)(j)	1,489,213	8,996
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	62,000	46,063
Series 2007-C1 Class XP, 0.3803% 12/10/49 (h)(j)	4,498,693	30,903
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8423% 4/10/40 (d)(h)(j)	$ 1,611,267	$ 4,926
Series 2004-C3 Class X2, 0.8072% 12/10/41 (h)(j)	5,187,583	43,252
Series 2005-C1 Class X2, 0.8502% 5/10/43 (h)(j)	988,628	9,935
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (d)(h)	81,000	55,115
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	102,411	103,566
Series 2007-GG11:
Class A1, 5.358% 12/10/49	229,865	237,416
Class A2, 5.597% 12/10/49	432,000	444,078
Series 2007-GG9 Class A1, 5.233% 3/10/39	921	920
Series 2003-C1 Class XP, 2.1997% 7/5/35 (d)(h)(j)	973,315	171
Series 2003-C2 Class XP, 1.0601% 1/5/36 (d)(h)(j)	1,504,010	7,262
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(h)(j)	4,153,960	51,285
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	5,135,006	57,795
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (d)(h)	11,000	8,140
Class D, 0.5647% 6/6/20 (d)(h)	52,000	32,760
Class E, 0.6547% 6/6/20 (d)(h)	60,000	36,600
Class F, 0.7247% 6/6/20 (d)(h)	95,176	55,202
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (d)(h)	236,000	210,040
Class D, 0.6547% 3/6/20 (d)(h)	467,000	410,960
Class F, 0.7647% 3/6/20 (d)(h)	19,000	16,340
Class G, 0.8047% 3/6/20 (d)(h)	10,000	8,300
Class H, 0.9347% 3/6/20 (d)(h)	7,000	5,810
Class J, 1.1347% 3/6/20 (d)(h)	11,000	9,020
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	107,000	111,097
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (d)(h)(j)	4,237,946	57,635
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	330,653
Series 2007-GG10:
Class A1, 5.69% 8/10/45	70,605	72,727
Class A2, 5.778% 8/10/45	103,000	105,384
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1053% 1/15/38 (d)(h)(j)	$ 366,689	$ 2,518
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (d)(h)(j)	366,274	3,082
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5069% 11/15/18 (d)(h)	179,960	127,771
Class C, 0.5469% 11/15/18 (d)(h)	127,798	83,068
Class D, 0.5669% 11/15/18 (d)(h)	39,276	23,173
Class E, 0.6169% 11/15/18 (d)(h)	57,390	32,712
Class F, 0.6669% 11/15/18 (d)(h)	85,751	45,448
Class G, 0.6969% 11/15/18 (d)(h)	74,541	38,016
Class H, 0.8369% 11/15/18 (d)(h)	57,390	26,973
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	325,000	334,107
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	103,000	103,465
Series 2007-LDP10 Class A1, 5.122% 1/15/49	16,051	16,326
Series 2007-LDPX Class A3, 5.412% 1/15/49	594,000	556,602
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (h)	194,000	107,056
Series 2005-CB13 Class E, 5.5269% 1/12/43 (d)(h)	109,000	37,195
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	65,033
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (h)	18,000	6,052
Class C, 5.9366% 2/12/49 (h)	48,000	16,138
Class D, 5.9366% 2/12/49 (h)	51,000	15,585
Series 2007-LDP10 Class ES, 5.5451% 1/15/49 (d)(h)	112,000	5,596
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	89,000	89,122
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	88,632	89,490
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	40,684	41,842
Series 2001-C3 Class A1, 6.058% 6/15/20	5,681	5,749
Series 2006-C1 Class A2, 5.084% 2/15/31	99,439	100,773
Series 2006-C3 Class A1, 5.478% 3/15/32	8,917	8,995
Series 2006-C6 Class A1, 5.23% 9/15/39	27,294	27,535
Series 2006-C7:
Class A1, 5.279% 11/15/38	149,207	151,802
Class A2, 5.3% 11/15/38	238,000	243,159
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	$ 28,794	$ 29,324
Class A4, 5.424% 2/15/40	28,000	27,173
Series 2007-C2:
Class A1, 5.226% 2/15/40	162,546	164,622
Class A3, 5.43% 2/15/40	104,000	100,023
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	15,164
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	433,562
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	239,380
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (d)(h)(j)	2,765,640	23,716
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	28,220	28,567
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (h)(j)	727,884	9,199
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (h)(j)	1,227,679	22,332
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	475,000	99,744
Class D, 5.563% 2/15/40 (h)	86,000	14,652
Class E, 5.582% 2/15/40 (h)	43,000	6,279
Class XCP, 0.5131% 2/15/40 (h)(j)	493,068	6,333
Series 2007-C7 Class XCP, 0.4535% 9/15/45 (h)(j)	16,952,742	197,364
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (d)	250,000	256,250
Series 2001-WM, 6.754% 7/14/16 (d)	262,000	270,006
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	327,000	287,760
Class C, 4.13% 11/20/37 (d)	932,000	792,200
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (d)(h)	69,510	57,715
Class E, 0.6269% 9/15/21 (d)(h)	249,861	195,597
Class F, 0.6769% 9/15/21 (d)(h)	97,418	70,688
Class G, 0.6969% 9/15/21 (d)(h)	192,585	126,246
Class H, 0.7369% 9/15/21 (d)(h)	49,497	19,669
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	29,516	29,791
Series 2007-C1 Class A1, 4.533% 6/12/50	67,171	67,913
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (h)	355,000	362,180
Series 2005-LC1 Class F, 5.5536% 1/12/44 (d)(h)	188,000	65,151
Series 2007-C1 Class A4, 6.0197% 6/12/50 (h)	818,000	806,547
Series 2008-C1 Class A4, 5.69% 2/12/51	461,000	449,475
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (h)	$ 101,000	$ 93,547
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (h)	230,000	236,092
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	192,486
Series 2007-5:
Class A1, 4.275% 8/12/48	9,764	9,849
Class A3, 5.364% 8/12/48	84,000	82,441
Class A4, 5.378% 8/12/48	9,000	8,189
Class B, 5.479% 2/12/17	648,000	44,794
Series 2007-6 Class A1, 5.175% 3/12/51	13,350	13,554
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	756,000	722,219
Series 2007-8 Class A1, 4.622% 8/12/49	50,764	51,720
Series 2006-4 Class XP, 0.816% 12/12/49 (h)(j)	4,657,374	95,285
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	61,013
Series 2007-7 Class B, 5.75% 6/12/50	19,000	3,308
Series 2007-8 Class A3, 6.1549% 8/12/49 (h)	186,000	184,990
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (d)(h)	4,400	3,960
Series 2006-XLF:
Class C, 1.537% 7/15/19 (d)(h)	93,780	12,895
Class F, 0.657% 7/15/19 (d)(h)	208,000	187,200
Class G, 0.697% 7/15/19 (d)(h)	118,000	82,600
Series 2007-XCLA Class A1, 0.537% 7/17/17 (d)(h)	290,653	122,074
Series 2007-XLCA Class B, 0.837% 7/17/17 (d)(h)	277,741	8,332
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (d)(h)	124,000	49,600
Class D, 0.527% 10/15/20 (d)(h)	76,067	17,495
Class E, 0.587% 10/15/20 (d)(h)	95,138	12,368
Class F, 0.637% 10/15/20 (d)(h)	57,094	5,138
Class G, 0.677% 10/15/20 (d)(h)	70,577	4,940
Class H, 0.767% 10/15/20 (d)(h)	44,426	1,333
Class J, 0.917% 10/15/20 (d)(h)	50,712	1,014
Class MHRO, 1.027% 10/15/20 (d)(h)	70,667	10,600
Class MJPM, 1.337% 10/15/20 (d)(h)	21,549	15,085
Class MSTR, 1.037% 10/15/20 (d)(h)	40,125	6,019
Class NHRO, 1.227% 10/15/20 (d)(h)	106,971	13,906
Class NSTR, 1.187% 10/15/20 (d)(h)	36,399	4,732
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (d)(h)(j)	$ 664,991	$ 7,046
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	322,231
Series 2006-HQ10 Class A1, 5.131% 11/12/41	49,972	50,683
Series 2006-T23 Class A1, 5.682% 8/12/41	145,412	148,673
Series 2007-HQ11 Class A1, 5.246% 2/12/44	45,822	46,668
Series 2007-IQ13 Class A1, 5.05% 3/15/44	49,701	50,721
Series 2007-IQ14 Class A1, 5.38% 4/15/49	121,137	124,681
Series 2007-T25:
Class A1, 5.391% 11/12/49	34,777	35,724
Class A2, 5.507% 11/12/49	212,000	222,208
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (d)(h)(j)	1,397,844	12,437
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (d)(h)(j)	2,538,262	41,437
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (d)(h)(j)	1,273,899	15,542
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (h)	335,000	342,554
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	321,000	207,045
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	74,520
Series 2006-T23 Class A3, 5.9806% 8/12/41 (h)	110,000	114,900
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	392,000	139,160
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (d)(h)	373,714	11,211
Class D, 1.037% 7/17/17 (d)(h)	175,951	5,279
Class E, 1.137% 7/17/17 (d)(h)	142,506	4,275
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	2,689	2,752
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	148,270	148,795
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	26,200	27,278
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	184,000	188,119
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (d)(h)	145,481	145,132
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (d)(h)	201,847	108,432
Class F, 0.6769% 8/11/18 (d)(h)	214,060	106,046
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.6969% 8/11/18 (d)(h)	$ 202,788	$ 97,042
Class J, 0.9369% 8/11/18 (d)(h)	45,086	9,110
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (d)(h)	16,443	9,043
Class AP2, 1.1369% 6/15/20 (d)(h)	26,799	13,399
Class F, 0.8169% 6/15/20 (d)(h)	526,588	131,647
Class LXR1, 1.0369% 6/15/20 (d)(h)	26,316	13,158
Class LXR2, 1.1369% 6/15/20 (d)(h)	358,510	143,404
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	53,432	53,634
Series 2006-C27 Class A2, 5.624% 7/15/45	193,000	195,992
Series 2006-C29:
Class A1, 5.11% 11/15/48	95,266	96,612
Class A3, 5.313% 11/15/48	574,000	583,686
Series 2007-C30:
Class A1, 5.031% 12/15/43	21,596	21,870
Class A3, 5.246% 12/15/43	185,000	184,337
Class A4, 5.305% 12/15/43	64,000	61,634
Class A5, 5.342% 12/15/43	231,000	203,916
Series 2007-C31 Class A1, 5.14% 4/15/47	23,443	23,732
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (h)	259,000	265,765
Class A3, 5.9286% 6/15/49 (h)	367,000	349,263
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(h)	103,000	84,481
Series 2003-C8 Class XP, 0.4798% 11/15/35 (d)(h)(j)	474,116	1,131
Series 2003-C9 Class XP, 0.6562% 12/15/35 (d)(h)(j)	782,245	1,879
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	166,000	154,380
Class 180B, 5.5782% 10/15/41 (d)(h)	76,000	68,400
Series 2005-C19 Class B, 4.892% 5/15/44	216,000	147,376
Series 2005-C22:
Class B, 5.5348% 12/15/44 (h)	479,000	263,686
Class F, 5.5348% 12/15/44 (d)(h)	360,000	95,554
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	216,000	63,189
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	102,246
Class XP, 0.6284% 12/15/43 (d)(h)(j)	2,487,866	36,763
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.8829% 4/15/47 (h)	$ 59,000	$ 11,884
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (h)	143,000	133,033
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,170,346)		36,630,690
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,566,390
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	920,000	931,601
TOTAL MUNICIPAL SECURITIES (Cost $2,426,294)		2,497,991
Foreign Government and Government Agency Obligations - 1.0%

Canadian Government 2.375% 9/10/14	870,000	884,277
Chilean Republic 7.125% 1/11/12	460,000	497,186
Ontario Province:
1.875% 11/19/12	2,000,000	2,015,196
2.95% 2/5/15	3,320,000	3,365,474
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,663,812)		6,762,133
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $33,871)	37,000	39,840
Bank Notes - 0.1%

National City Bank, Cleveland 0.3519% 3/1/13 (h) (Cost $583,372)	750,000	720,938
Fixed-Income Funds - 5.1%
	Shares	Value
Fidelity Corporate Bond 1-10 Year Central Fund (i)	271,827	$ 28,699,493
Fidelity Specialized High Income Central Fund (i)	66,577	6,296,197
TOTAL FIXED-INCOME FUNDS (Cost $33,853,654)		34,995,690
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (h)	$ 159,000	120,827
MUFG Capital Finance 1 Ltd. 6.346% (h)	624,000	565,898
		686,725
TOTAL PREFERRED SECURITIES (Cost $474,948)		686,725
Cash Equivalents - 1.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $12,236,000)	$ 12,236,284	12,236,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $647,251,937)		680,213,815
NET OTHER ASSETS - 0.5%		3,115,640
NET ASSETS - 100%		$ 683,329,455
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)

	August 2034	$ 84,697	$ (43,783)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	103,397	(55,063)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,360	(242,086)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	36,015	(21,211)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	806	(743)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	101,115	(55,840)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	83,350	(66,615)
		$ 657,740	$ (485,341)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,891,862 or 13.0% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $5,972,300 or 0.9% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $101,961.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$12,236,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 823,861
Bank of America, NA	7,790,670
J.P. Morgan Securities, Inc.	832,522
Mizuho Securities USA, Inc.	2,788,947
$ 12,236,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 1,803,951
Fidelity Specialized High Income Central Fund	382,656
Total	$ 2,186,607
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 65,487,459	$ -	$ 39,172,336	$ 28,699,493	1.2%
Fidelity Corporate Bond 1-5 Year Central Fund	7,137,742	-	7,232,757*	-	0.0%
Fidelity Specialized High Income Central Fund	9,120,399	382,643	3,697,849	6,296,197	1.4%
Total	$ 81,745,600	$ 382,643	$ 50,102,942	$ 34,995,690
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 218,727,122	$ -	$ 218,727,122	$ -
U.S. Government and Government Agency Obligations	259,963,646	-	259,963,646	-
U.S. Government Agency - Mortgage Securities	43,032,381	-	43,032,381	-
Asset-Backed Securities	43,091,451	-	41,193,689	1,897,762
Collateralized Mortgage Obligations	20,829,208	-	20,405,322	423,886
Commercial Mortgage Securities	36,630,690	-	32,481,040	4,149,650
Municipal Securities	2,497,991	-	2,497,991	-
Foreign Government and Government Agency Obligations	6,762,133	-	6,762,133	-
Supranational Obligations	39,840	-	39,840	-
Bank Notes	720,938	-	720,938	-
Fixed-Income Funds	34,995,690	34,995,690	-	-
Preferred Securities	686,725	-	686,725	-
Cash Equivalents	12,236,000	-	12,236,000	-
Total Investments in Securities:	$ 680,213,815	$ 34,995,690	$ 638,746,827	$ 6,471,298
Derivative Instruments:
Liabilities
Swap Agreements	$ (485,341)	$ -	$ -	$ (485,341)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,081,703
Total Realized Gain (Loss)	289,712
Total Unrealized Gain (Loss)	992,766
Cost of Purchases	21,849
Proceeds of Sales	(1,457,118)
Amortization/Accretion	170,924
Transfers in to Level 3	1,672,755
Transfers out of Level 3	(5,301,293)
Ending Balance	$ 6,471,298
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 971,483
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (454,480)
Total Unrealized Gain (Loss)	118,047
Transfers in to Level 3	(148,908)
Transfers out of Level 3	-
Ending Balance	$ (485,341)
Realized gain (loss) on Swap Agreements for the period	$ 13,743
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ 116,864

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $673,417,955. Net unrealized appreciation aggregated $6,795,860, of which $14,468,350 related to appreciated investment securities and $7,672,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $657,740 representing .10% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

1.804866.106

AMOR-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 111.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 73.4%
2.582% 3/1/35 (f)	$ 71	$ 74
2.799% 10/1/33 (f)	101	106
2.848% 11/1/36 (f)	2,150	2,250
2.899% 7/1/35 (f)	739	770
3.018% 1/1/35 (f)	483	503
3.203% 7/1/35 (f)	136	142
3.258% 9/1/34 (f)	821	853
3.343% 11/1/36 (f)	105	110
3.361% 1/1/40 (f)	2,905	2,972
3.454% 8/1/35 (f)	598	624
3.455% 7/1/35 (f)	297	306
3.465% 4/1/35 (f)	306	320
3.893% 9/1/36 (f)	676	708
4% 9/1/24 to 11/1/39	11,786	11,741
4% 5/1/25 (c)(d)	1,000	1,027
4% 6/1/25 (c)(d)	17,500	17,938
4% 6/1/25 (c)(d)	16,000	16,401
4% 6/1/25 (c)	10,000	10,251
4% 6/1/25 (c)	6,000	6,150
4% 6/1/25 (c)	16,000	16,401
4.08% 9/1/35 (f)	761	796
4.209% 10/1/37 (f)	47	49
4.278% 6/1/36 (f)	103	108
4.5% 6/1/25 (c)	19,000	19,873
4.5% 6/1/25 (c)	5,000	5,230
4.5% 9/1/31 to 10/1/39	46,423	47,596
4.5% 6/1/40 (c)(d)	24,000	24,487
4.5% 6/1/40 (c)	11,000	11,223
4.5% 6/1/40 (c)	10,000	10,203
4.5% 6/1/40 (c)	13,500	13,774
4.5% 6/1/40 (c)	25,150	25,660
5% 9/1/16 to 6/1/40	82,847	87,086
5% 6/1/25 (c)	8,100	8,600
5% 4/1/40 (c)(d)	2,000	2,073
5% 6/1/40 (c)	33,500	35,059
5% 6/1/40 (c)(d)	25,000	26,163
5% 6/1/40 (c)	1,000	1,047
5.006% 7/1/35 (f)	29	30
5.353% 7/1/35 (f)	639	680
5.367% 6/1/36 (f)	1,391	1,448
5.5% 6/1/11 to 3/1/40	71,830	76,733
5.5% 5/1/40 (c)(d)	1,000	1,069
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 6/1/40 (c)	$ 3,500	$ 3,733
5.5% 6/1/40 (c)(d)	20,000	21,333
5.5% 6/1/40 (c)(d)	4,000	4,267
5.5% 6/1/40 (c)	6,500	6,933
5.5% 6/1/40 (c)(d)	12,500	13,333
5.573% 10/1/36 (f)	285	300
5.838% 3/1/36 (f)	1,033	1,072
5.838% 5/1/36 (f)	312	326
5.864% 3/1/36 (f)	1,135	1,204
5.937% 9/1/36 (f)	404	432
5.951% 4/1/36 (f)	328	342
5.989% 4/1/36 (f)	2,691	2,797
6% 3/1/11 to 7/1/38	50,362	54,665
6% 5/1/40 (c)(d)	5,000	5,395
6% 5/1/40 (c)(d)	5,000	5,395
6% 6/1/40 (c)	3,800	4,092
6% 6/1/40 (c)	2,000	2,154
6% 6/1/40 (c)	2,000	2,154
6% 6/1/40 (c)(d)	33,000	35,540
6.025% 9/1/36 (f)	346	366
6.028% 9/1/36 (f)	480	512
6.255% 8/1/46 (f)	156	167
6.276% 9/1/37 (f)	100	105
6.368% 5/1/36 (f)	584	612
6.442% 4/1/37 (f)	597	634
6.499% 12/1/36 (f)	200	214
6.5% 5/1/12 to 5/1/38	19,409	21,276
6.5% 6/1/40 (c)	300	326
6.5% 6/1/40 (c)	2,000	2,176
6.555% 12/1/36 (f)	285	304
6.736% 5/1/37 (f)	31	32
6.961% 9/1/37 (f)	260	273
6.962% 9/1/37 (f)	110	116
7% 12/1/15 to 5/1/30	3,264	3,608
7.5% 8/1/22 to 9/1/32	1,676	1,839
8% 12/1/29 to 3/1/37	114	126
8.5% 1/1/16 to 7/1/31	198	222
9% 2/1/13 to 10/1/30	462	530
9.5% 7/1/16 to 8/1/22	58	66
12.5% 8/1/15 to 3/1/16	14	17
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 3	$ 4
13.5% 9/1/14	3	3
		687,629
Freddie Mac - 19.5%
1.967% 3/1/35 (f)	328	336
2.027% 3/1/37 (f)	1,303	1,335
2.65% 12/1/33 (f)	848	885
2.879% 11/1/35 (f)	707	738
2.977% 5/1/34 (f)	24	25
3.086% 4/1/37 (f)	237	248
3.269% 1/1/36 (f)	1,805	1,904
3.32% 10/1/33 (f)	1,079	1,133
3.58% 1/1/37 (f)	1,418	1,496
3.938% 6/1/35 (f)	215	225
4.05% 6/1/33 (f)	1,401	1,475
4.208% 4/1/34 (f)	44	46
4.774% 2/1/36 (f)	156	164
5% 7/1/33 to 6/1/40	45,744	48,147
5.138% 4/1/35 (f)	78	82
5.5% 10/1/17 to 10/1/39	61,081	65,323
5.509% 5/1/37 (f)	197	202
5.585% 10/1/35 (f)	95	99
5.86% 6/1/37 (f)	585	601
6% 4/1/14 to 7/1/37	16,495	17,928
6% 5/1/40 (c)	1,000	1,080
6.009% 6/1/37 (f)	65	69
6.052% 10/1/36 (f)	82	88
6.068% 7/1/36 (f)	266	280
6.078% 3/1/36 (f)	1,055	1,126
6.157% 6/1/37 (f)	1,567	1,656
6.194% 4/1/37 (f)	207	221
6.233% 8/1/37 (f)	471	501
6.452% 12/1/36 (f)	926	989
6.474% 6/1/36 (f)	125	133
6.5% 4/1/11 to 3/1/37	17,568	19,219
6.5% 6/1/40 (c)	1,800	1,961
6.605% 6/1/37 (f)	167	177
7% 6/1/21 to 9/1/36	4,636	5,136
7.22% 4/1/37 (f)	9	9
7.255% 2/1/37 (f)	56	60
7.5% 11/1/10 to 7/1/34	6,615	7,241
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8% 11/1/16 to 1/1/37	$ 163	$ 180
8.5% 6/1/16 to 9/1/20	21	23
9% 9/1/16 to 5/1/21	144	159
10% 3/1/11 to 5/1/19	25	28
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	12	13
13% 12/1/13 to 6/1/15	25	28
		182,770
Government National Mortgage Association - 18.4%
4% 4/15/39 to 3/15/40	10,886	10,888
4.5% 5/15/39 to 5/20/40	22,868	23,513
4.5% 6/1/40 (c)	15,000	15,356
4.5% 6/1/40 (c)	16,000	16,422
4.5% 6/1/40 (c)	12,000	12,317
4.5% 6/1/40 (c)	2,400	2,463
4.5% 6/1/40 (c)	22,650	23,247
5% 9/20/33 to 5/15/36	4,030	4,285
5% 6/1/40 (c)	6,700	7,045
5% 6/1/40 (c)	3,000	3,154
5.5% 10/15/33 to 9/15/39	7,659	8,263
5.5% 4/20/60 (j)	3,925	4,299
5.5% 6/1/40 (c)(d)	9,450	10,133
5.5% 6/1/40 (c)(d)	5,000	5,361
5.5% 6/1/40 (c)(d)	4,000	4,289
5.5% 6/1/40 (c)(d)	7,500	8,042
6% 1/15/36	5,154	5,642
6.5% 2/15/32 to 7/15/36	2,172	2,415
7% 2/15/24 to 4/20/32	2,415	2,681
7.5% 9/15/16 to 4/15/32	889	971
8% 6/15/21 to 12/15/25	356	390
8.5% 8/15/16 to 10/15/28	482	536
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	47	54
		171,768
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,015,258)		1,042,167
Asset-Backed Securities - 6.2%
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust Series 2010-1 Class A, 2.0869% 1/15/15 (b)(f)	$ 7,000	$ 7,100
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.5628% 12/25/35 (f)	2,100	1,944
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (f)	108	105
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class D, 6.05% 1/17/12	970	971
Series 2007-SN2 Class A4, 1.3669% 5/16/11 (b)(f)	6,964	6,970
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (f)	2,522	2,424
Series 2007-4 Class A1A, 0.3661% 9/25/37 (f)	2,008	1,883
Series 2007-5 Class 2A1, 0.4428% 9/25/47 (f)	1,187	1,074
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	751
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	373
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.9869% 12/15/14 (b)(f)	1,800	1,820
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(f)	96	15
Series 2004-AR2 Class B1, 2.2428% 8/25/34 (f)	796	65
Series 2006-HE6 Class A1, 0.3728% 8/25/36 (f)	142	142
Series 2006-HE8 Class A2A, 0.4128% 1/25/37 (f)	26	26
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3928% 3/25/37 (f)	17	16
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (f)	106	104
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.7228% 8/25/35 (f)	3,181	3,012
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	2,528	458
Series 2006-3 Class A1, 0.3728% 9/25/19 (f)	332	331
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	417
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	802
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	601
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (a)(b)(f)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (f)	6,107	5,934
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (f)	147	141
RAMP Trust Series 2006-RS4 Class A2, 0.4528% 7/25/36 (f)	249	248
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	355	316
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (f)	$ 102	$ 99
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (f)	500	10
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (f)	168	85
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (f)	82	79
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.3828% 9/25/36 (f)	187	187
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.7728% 5/25/35 (f)	1,995	562
Series 2007-BC4 Class A3, 0.5125% 11/25/37 (f)	2,936	2,736
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (f)	3,746	3,127
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.4369% 6/15/12 (f)	5,000	4,998
Series 2007-2 Class A, 0.9869% 10/15/12 (f)	7,500	7,475
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $64,975)		58,178
Collateralized Mortgage Obligations - 15.6%

Private Sponsor - 5.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.463% 2/25/44 (f)	1,709	1,624
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.5259% 2/17/52 (b)(f)	7,000	6,925
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	862	869
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (f)	1,284	1,147
Series 2004-A Class 2A2, 3.5164% 2/25/34 (f)	987	870
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(f)	4,852	4,839
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.3738% 11/25/36 (f)	170	109
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.5082% 1/28/32 (b)(f)	205	141
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (f)	1,339	1,256
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7744% 10/18/54 (b)(f)	$ 770	$ 739
Series 2007-1A Class A2, 0.3844% 10/18/54 (b)(f)	660	655
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (b)(f)	1,675	1,574
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (b)(f)	2,520	2,451
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (f)	700	297
Series 2006-2 Class C1, 0.8097% 12/20/54 (f)	155	64
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (f)	940	395
Class 2C1, 0.7697% 12/20/54 (f)	500	210
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (f)	1,355	576
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.2053% 1/20/44 (f)	661	544
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (f)	730	615
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5828% 4/25/36 (f)	2,335	1,206
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (f)	842	511
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (f)	3,654	2,050
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.5878% 6/17/13 (b)(f)	5,000	4,941
Permanent Financing No. 8 PLC floater:
Class 3C, 0.7743% 6/10/42 (f)	610	609
Series 8 Class 3B, 0.4542% 6/10/42 (f)	1,350	1,349
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	524	517
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (f)	700	665
Series 2003-20 Class 1A1, 5.5% 7/25/33	758	757
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3661% 7/25/36 (f)	3,497	3,430
Series 2006-5 Class A1, 0.4628% 10/25/46 (f)	5,811	5,658
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0799% 12/25/35 (f)	2,065	1,596
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9943% 11/25/34 (f)	3,773	3,558
Series 2005-AR2 Class 1A2, 2.8808% 3/25/35 (f)	505	281
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (f)	$ 212	$ 192
Series 2006-AR8 Class 3A1, 5.2226% 4/25/36 (f)	2,254	1,986
TOTAL PRIVATE SPONSOR		55,206
U.S. Government Agency - 9.7%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	2,848	3,056
Class PZ, 6% 2/25/24	2,896	3,384
Series 1999-17 Class PG, 6% 4/25/29	3,752	4,119
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,254
Series 1993-165 Class SH, 18.7391% 9/25/23 (f)(i)	121	133
Series 2003-26 Class KI, 5% 12/25/15 (g)	396	5
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	1,164	95
Series 2009-16 Class SA, 5.9072% 3/25/24 (f)(g)(i)	3,462	306
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	1,716	204
Series 2010-23:
Class AI, 5% 12/25/18 (g)	2,498	294
Class HI, 4.5% 10/25/18 (g)	1,669	173
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	4,789	535
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,961	445
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	2,785	2,384
Series 339 Class 29, 5.5% 7/1/18 (g)	1,275	155
Series 348 Class 14, 6.5% 8/1/34 (g)	651	135
Series 351:
Class 12, 5.5% 4/1/34 (g)	524	98
Class 13, 6% 3/1/34 (g)	621	117
Series 359, Class 19 6% 7/1/35 (g)	647	125
Series 384 Class 6, 5% 7/25/37 (g)	3,154	517
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.7428% 4/25/37 (f)	2,204	2,205
Series 2007-57 Class FA, 0.5728% 6/25/37 (f)	7,952	7,870
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	2,701	2,943
Series 1999-33 Class PK, 6% 7/25/29	1,822	2,008
Series 2001-52 Class YZ, 6.5% 10/25/31	162	180
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2005-39 Class TE, 5% 5/25/35	$ 1,120	$ 1,221
Series 2005-73 Class SA, 16.6587% 8/25/35 (f)(i)	685	758
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,209	3,496
Series 2001-31 Class ZC, 6.5% 7/25/31	1,068	1,169
Series 2002-16 Class ZD, 6.5% 4/25/32	483	536
Series 2002-79 Class Z, 5.5% 11/25/22	1,913	2,068
Series 2003-80 Class CG, 6% 4/25/30	428	447
Series 2005-41 Class LA, 5.5% 5/25/35	3,009	3,201
Series 2003-21 Class SK, 7.7572% 3/25/33 (f)(g)(i)	538	107
Series 2003-3 Class HS, 7.3072% 9/25/16 (f)(g)(i)	17	0*
Series 2003-35:
Class BS, 6.6572% 4/25/17 (f)(g)(i)	281	11
Class TQ, 7.1572% 5/25/18 (f)(g)(i)	509	49
Series 2003-42 Class SJ, 6.7072% 11/25/22 (f)(g)(i)	577	43
Series 2003-48 Class HI, 5% 11/25/17 (g)	1,766	115
Series 2004-54 Class SW, 5.6572% 6/25/33 (f)(g)(i)	2,564	233
Series 2005-104 Class NI, 6.3572% 3/25/35 (f)(g)(i)	5,169	698
Series 2006-4 Class IT, 6% 10/25/35 (g)	212	13
Series 2007-36:
Class GO, 4/25/37 (h)	353	312
Class SG, 6.2572% 4/25/37 (f)(g)(i)	4,577	591
Series 2007-57 Class SA, 38.5631% 6/25/37 (f)(i)	2,381	4,048
Series 2007-66:
Class FB, 0.7428% 7/25/37 (f)	3,569	3,571
Class SB, 37.5431% 7/25/37 (f)(i)	658	1,117
Series 2009-114 Class AI, 5% 12/25/23 (g)	2,769	323
Series 2010-12 Class AI, 5% 12/25/18 (g)	5,039	593
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	77	76
Class GY, 0% 5/15/37 (f)	112	109
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,372	3,654
Series 2104 Class PG, 6% 12/15/28	1,078	1,177
Series 2162 Class PH, 6% 6/15/29	355	386
Series 70 Class C, 9% 9/15/20	74	82
sequential payer Series 2114 Class ZM, 6% 1/15/29	491	537
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	$ 1,167	$ 1,301
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	127	125
Series 3129 Class MF, 0% 7/15/34 (f)	96	94
Series 3222 Class HF, 0% 9/15/36 (f)	207	206
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,377	1,502
Series 2154 Class PT, 6% 5/15/29	2,069	2,253
Series 2435 Class VG, 6% 2/15/13	466	467
Series 2520 Class BE, 6% 11/15/32	1,970	2,168
Series 2585 Class KS, 7.2631% 3/15/23 (f)(g)(i)	297	31
Series 2590 Class YR, 5.5% 9/15/32 (g)	118	13
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,782
Series 2810 Class PD, 6% 6/15/33	2,540	2,698
Series 3077 Class TO, 4/15/35 (h)	3,405	2,843
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,507	1,652
Series 2274 Class ZM, 6.5% 1/15/31	557	609
Series 2281 Class ZB, 6% 3/15/30	637	693
Series 2502 Class ZC, 6% 9/15/32	1,806	1,998
Series 2564 Class ES, 7.2631% 2/15/22 (f)(g)(i)	273	11
Series 2575 Class ID, 5.5% 8/15/22 (g)	69	5
Series 2817 Class SD, 6.7131% 7/15/30 (f)(g)(i)	784	54
Series 3097 Class IA, 5.5% 3/15/33 (g)	2,459	248
Series 1658 Class GZ, 7% 1/15/24	1,631	1,812
Series 2587 Class IM, 6.5% 3/15/33 (g)	935	171
Series 2844:
Class SC, 44.6103% 8/15/24 (f)(i)	67	122
Class SD, 82.0705% 8/15/24 (f)(i)	98	256
Series 2957 Class SW, 5.6631% 4/15/35 (f)(g)(i)	4,088	430
Series 3002 Class SN, 6.1631% 7/15/35 (f)(g)(i)	4,106	487
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	$ 1,384	$ 1,500
Series 2004-32 Class GS, 6.1631% 5/16/34 (f)(g)(i)	981	161
TOTAL U.S. GOVERNMENT AGENCY		91,173
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $144,463)		146,379
Commercial Mortgage Securities - 2.3%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1896% 2/14/43 (f)	4,300	4,565
Class PS1, 1.5207% 2/14/43 (f)(g)	10,958	353
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	725
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (b)(f)	228	46
Class B2, 1.6928% 10/25/36 (b)(f)	149	27
Class B3, 2.9428% 10/25/36 (b)(f)	267	48
Class M4, 0.7728% 10/25/36 (b)(f)	228	69
Class M5, 0.8228% 10/25/36 (b)(f)	291	79
Class M6, 0.9028% 10/25/36 (b)(f)	564	130
Series 2006-4A:
Class B1, 1.0428% 12/25/36 (b)(f)	88	19
Class B2, 1.5928% 12/25/36 (b)(f)	85	17
Class B3, 2.7928% 12/25/36 (b)(f)	156	28
Series 2007-1:
Class B1, 1.0128% 3/25/37 (b)(f)	133	31
Class B2, 1.4928% 3/25/37 (b)(f)	97	18
Class B3, 3.6928% 3/25/37 (b)(f)	276	47
Class M1, 0.6128% 3/25/37 (b)(f)	111	48
Class M2, 0.6328% 3/25/37 (b)(f)	86	33
Class M3, 0.6628% 3/25/37 (b)(f)	75	25
Class M4, 0.7128% 3/25/37 (b)(f)	57	17
Class M5, 0.7628% 3/25/37 (b)(f)	93	26
Class M6, 0.8428% 3/25/37 (b)(f)	133	33
Series 2007-2A:
Class B1, 1.9428% 7/25/37 (b)(f)	106	18
Class B2, 2.5928% 7/25/37 (b)(f)	90	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B3, 3.6928% 7/25/37 (b)(f)	$ 102	$ 18
Class M4, 0.9928% 7/25/37 (b)(f)	131	31
Class M5, 1.0928% 7/25/37 (b)(f)	118	25
Class M6, 1.3428% 7/25/37 (b)(f)	147	27
Series 2007-3:
Class B1, 1.2928% 7/25/37 (b)(f)	90	18
Class B2, 1.9428% 7/25/37 (b)(f)	236	40
Class B3, 4.3428% 7/25/37 (b)(f)	121	18
Class M1, 0.6528% 7/25/37 (b)(f)	80	30
Class M2, 0.6828% 7/25/37 (b)(f)	83	29
Class M3, 0.7128% 7/25/37 (b)(f)	135	44
Class M4, 0.8428% 7/25/37 (b)(f)	215	63
Class M5, 0.9428% 7/25/37 (b)(f)	108	27
Class M6, 1.1428% 7/25/37 (b)(f)	83	19
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (b)(f)	129	17
Class B2, 3.7928% 9/25/37 (b)(f)	478	57
Bear Stearns Commercial Mortgage Securities Trust Series 2002-TOP8 Class X2, 2.2979% 8/15/38 (b)(f)(g)	58,114	424
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3619% 5/15/35 (b)(f)(g)	21,661	690
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,109
Class F, 7.734% 1/15/32	600	597
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	4,731
GS Mortgage Securities Corp. II Series 2001-LIBA Class E, 6.733% 2/14/16 (b)	1,525	1,576
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	233
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (b)(f)(g)	53,681	460
Series 2007-C1 Class XCP, 0.5131% 2/15/40 (f)(g)	13,352	171
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (b)	500	512
Series 2001-WM, 6.754% 7/14/16 (b)	500	515
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (f)	$ 175	$ 162
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3586% 4/4/27 (f)	2,973	2,976
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,421)		21,036
Cash Equivalents - 16.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $149,745)	$ 149,748	149,745
TOTAL INVESTMENT PORTFOLIO - 151.4% (Cost $1,399,862)		1,417,505
NET OTHER ASSETS (LIABILITIES) - (51.4)%		(481,069)
NET ASSETS - 100%		$ 936,436
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
26 CBOT 2 Year U.S. Treasury Notes Index Contracts	Oct. 2010	$ 5,672	$ (6)

The face value of futures sold as a percentage of net assets is 0.6%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (70)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	14,330	(385)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(234)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	146
		$ 33,330	$ (543)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,354,000 or 5.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $56,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$149,745,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 10,082
Bank of America, NA	95,344
J.P. Morgan Securities, Inc.	10,188
Mizuho Securities USA, Inc.	34,131
$ 149,745
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,042,167	$ -	$ 1,042,167	$ -
Asset-Backed Securities	58,178	-	55,675	2,503
Collateralized Mortgage Obligations	146,379	-	146,379	-
Commercial Mortgage Securities	21,036	-	19,799	1,237
Cash Equivalents	149,745	-	149,745	-
Total Investments in Securities:	$ 1,417,505	$ -	$ 1,413,765	$ 3,740
Derivative Instruments:
Assets
Swap Agreements	$ 146	$ -	$ 146	$ -
Liabilities
Futures Contracts	$ (6)	$ (6)	$ -	$ -
Swap Agreements	(689)	-	(689)	-
Total Liabilities	$ (695)	$ (6)	$ (689)	$ -
Total Derivative Instruments:	$ (549)	$ (6)	$ (543)	$ -
Other Financial Instruments:
Forward Commitments:	$ (826)	$ -	$ (826)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,215
Total Realized Gain (Loss)	1,012
Total Unrealized Gain (Loss)	3,866
Cost of Purchases	123
Proceeds of Sales	(11,858)
Amortization/Accretion	(62)
Transfers in to Level 3	1,466
Transfers out of Level 3	(1,022)
Ending Balance	$ 3,740
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 328

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,399,864,000. Net unrealized appreciation aggregated $17,641,000, of which $36,400,000 related to appreciated investment securities and $18,759,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Mortgage Securities Fund

(A Class of Fidelity® Advisor
Mortgage Securities Fund)

May 31, 2010

1.804979.106

MOR-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 111.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 73.4%
2.582% 3/1/35 (f)	$ 71	$ 74
2.799% 10/1/33 (f)	101	106
2.848% 11/1/36 (f)	2,150	2,250
2.899% 7/1/35 (f)	739	770
3.018% 1/1/35 (f)	483	503
3.203% 7/1/35 (f)	136	142
3.258% 9/1/34 (f)	821	853
3.343% 11/1/36 (f)	105	110
3.361% 1/1/40 (f)	2,905	2,972
3.454% 8/1/35 (f)	598	624
3.455% 7/1/35 (f)	297	306
3.465% 4/1/35 (f)	306	320
3.893% 9/1/36 (f)	676	708
4% 9/1/24 to 11/1/39	11,786	11,741
4% 5/1/25 (c)(d)	1,000	1,027
4% 6/1/25 (c)(d)	17,500	17,938
4% 6/1/25 (c)(d)	16,000	16,401
4% 6/1/25 (c)	10,000	10,251
4% 6/1/25 (c)	6,000	6,150
4% 6/1/25 (c)	16,000	16,401
4.08% 9/1/35 (f)	761	796
4.209% 10/1/37 (f)	47	49
4.278% 6/1/36 (f)	103	108
4.5% 6/1/25 (c)	19,000	19,873
4.5% 6/1/25 (c)	5,000	5,230
4.5% 9/1/31 to 10/1/39	46,423	47,596
4.5% 6/1/40 (c)(d)	24,000	24,487
4.5% 6/1/40 (c)	11,000	11,223
4.5% 6/1/40 (c)	10,000	10,203
4.5% 6/1/40 (c)	13,500	13,774
4.5% 6/1/40 (c)	25,150	25,660
5% 9/1/16 to 6/1/40	82,847	87,086
5% 6/1/25 (c)	8,100	8,600
5% 4/1/40 (c)(d)	2,000	2,073
5% 6/1/40 (c)	33,500	35,059
5% 6/1/40 (c)(d)	25,000	26,163
5% 6/1/40 (c)	1,000	1,047
5.006% 7/1/35 (f)	29	30
5.353% 7/1/35 (f)	639	680
5.367% 6/1/36 (f)	1,391	1,448
5.5% 6/1/11 to 3/1/40	71,830	76,733
5.5% 5/1/40 (c)(d)	1,000	1,069
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 6/1/40 (c)	$ 3,500	$ 3,733
5.5% 6/1/40 (c)(d)	20,000	21,333
5.5% 6/1/40 (c)(d)	4,000	4,267
5.5% 6/1/40 (c)	6,500	6,933
5.5% 6/1/40 (c)(d)	12,500	13,333
5.573% 10/1/36 (f)	285	300
5.838% 3/1/36 (f)	1,033	1,072
5.838% 5/1/36 (f)	312	326
5.864% 3/1/36 (f)	1,135	1,204
5.937% 9/1/36 (f)	404	432
5.951% 4/1/36 (f)	328	342
5.989% 4/1/36 (f)	2,691	2,797
6% 3/1/11 to 7/1/38	50,362	54,665
6% 5/1/40 (c)(d)	5,000	5,395
6% 5/1/40 (c)(d)	5,000	5,395
6% 6/1/40 (c)	3,800	4,092
6% 6/1/40 (c)	2,000	2,154
6% 6/1/40 (c)	2,000	2,154
6% 6/1/40 (c)(d)	33,000	35,540
6.025% 9/1/36 (f)	346	366
6.028% 9/1/36 (f)	480	512
6.255% 8/1/46 (f)	156	167
6.276% 9/1/37 (f)	100	105
6.368% 5/1/36 (f)	584	612
6.442% 4/1/37 (f)	597	634
6.499% 12/1/36 (f)	200	214
6.5% 5/1/12 to 5/1/38	19,409	21,276
6.5% 6/1/40 (c)	300	326
6.5% 6/1/40 (c)	2,000	2,176
6.555% 12/1/36 (f)	285	304
6.736% 5/1/37 (f)	31	32
6.961% 9/1/37 (f)	260	273
6.962% 9/1/37 (f)	110	116
7% 12/1/15 to 5/1/30	3,264	3,608
7.5% 8/1/22 to 9/1/32	1,676	1,839
8% 12/1/29 to 3/1/37	114	126
8.5% 1/1/16 to 7/1/31	198	222
9% 2/1/13 to 10/1/30	462	530
9.5% 7/1/16 to 8/1/22	58	66
12.5% 8/1/15 to 3/1/16	14	17
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 3	$ 4
13.5% 9/1/14	3	3
		687,629
Freddie Mac - 19.5%
1.967% 3/1/35 (f)	328	336
2.027% 3/1/37 (f)	1,303	1,335
2.65% 12/1/33 (f)	848	885
2.879% 11/1/35 (f)	707	738
2.977% 5/1/34 (f)	24	25
3.086% 4/1/37 (f)	237	248
3.269% 1/1/36 (f)	1,805	1,904
3.32% 10/1/33 (f)	1,079	1,133
3.58% 1/1/37 (f)	1,418	1,496
3.938% 6/1/35 (f)	215	225
4.05% 6/1/33 (f)	1,401	1,475
4.208% 4/1/34 (f)	44	46
4.774% 2/1/36 (f)	156	164
5% 7/1/33 to 6/1/40	45,744	48,147
5.138% 4/1/35 (f)	78	82
5.5% 10/1/17 to 10/1/39	61,081	65,323
5.509% 5/1/37 (f)	197	202
5.585% 10/1/35 (f)	95	99
5.86% 6/1/37 (f)	585	601
6% 4/1/14 to 7/1/37	16,495	17,928
6% 5/1/40 (c)	1,000	1,080
6.009% 6/1/37 (f)	65	69
6.052% 10/1/36 (f)	82	88
6.068% 7/1/36 (f)	266	280
6.078% 3/1/36 (f)	1,055	1,126
6.157% 6/1/37 (f)	1,567	1,656
6.194% 4/1/37 (f)	207	221
6.233% 8/1/37 (f)	471	501
6.452% 12/1/36 (f)	926	989
6.474% 6/1/36 (f)	125	133
6.5% 4/1/11 to 3/1/37	17,568	19,219
6.5% 6/1/40 (c)	1,800	1,961
6.605% 6/1/37 (f)	167	177
7% 6/1/21 to 9/1/36	4,636	5,136
7.22% 4/1/37 (f)	9	9
7.255% 2/1/37 (f)	56	60
7.5% 11/1/10 to 7/1/34	6,615	7,241
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8% 11/1/16 to 1/1/37	$ 163	$ 180
8.5% 6/1/16 to 9/1/20	21	23
9% 9/1/16 to 5/1/21	144	159
10% 3/1/11 to 5/1/19	25	28
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	12	13
13% 12/1/13 to 6/1/15	25	28
		182,770
Government National Mortgage Association - 18.4%
4% 4/15/39 to 3/15/40	10,886	10,888
4.5% 5/15/39 to 5/20/40	22,868	23,513
4.5% 6/1/40 (c)	15,000	15,356
4.5% 6/1/40 (c)	16,000	16,422
4.5% 6/1/40 (c)	12,000	12,317
4.5% 6/1/40 (c)	2,400	2,463
4.5% 6/1/40 (c)	22,650	23,247
5% 9/20/33 to 5/15/36	4,030	4,285
5% 6/1/40 (c)	6,700	7,045
5% 6/1/40 (c)	3,000	3,154
5.5% 10/15/33 to 9/15/39	7,659	8,263
5.5% 4/20/60 (j)	3,925	4,299
5.5% 6/1/40 (c)(d)	9,450	10,133
5.5% 6/1/40 (c)(d)	5,000	5,361
5.5% 6/1/40 (c)(d)	4,000	4,289
5.5% 6/1/40 (c)(d)	7,500	8,042
6% 1/15/36	5,154	5,642
6.5% 2/15/32 to 7/15/36	2,172	2,415
7% 2/15/24 to 4/20/32	2,415	2,681
7.5% 9/15/16 to 4/15/32	889	971
8% 6/15/21 to 12/15/25	356	390
8.5% 8/15/16 to 10/15/28	482	536
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	47	54
		171,768
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,015,258)		1,042,167
Asset-Backed Securities - 6.2%
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust Series 2010-1 Class A, 2.0869% 1/15/15 (b)(f)	$ 7,000	$ 7,100
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.5628% 12/25/35 (f)	2,100	1,944
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (f)	108	105
Capital Auto Receivables Asset Trust:
Series 2007-SN1 Class D, 6.05% 1/17/12	970	971
Series 2007-SN2 Class A4, 1.3669% 5/16/11 (b)(f)	6,964	6,970
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (f)	2,522	2,424
Series 2007-4 Class A1A, 0.3661% 9/25/37 (f)	2,008	1,883
Series 2007-5 Class 2A1, 0.4428% 9/25/47 (f)	1,187	1,074
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	751
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	373
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.9869% 12/15/14 (b)(f)	1,800	1,820
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(f)	96	15
Series 2004-AR2 Class B1, 2.2428% 8/25/34 (f)	796	65
Series 2006-HE6 Class A1, 0.3728% 8/25/36 (f)	142	142
Series 2006-HE8 Class A2A, 0.4128% 1/25/37 (f)	26	26
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3928% 3/25/37 (f)	17	16
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (f)	106	104
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.7228% 8/25/35 (f)	3,181	3,012
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	2,528	458
Series 2006-3 Class A1, 0.3728% 9/25/19 (f)	332	331
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	417
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	802
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	601
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (a)(b)(f)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (f)	6,107	5,934
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (f)	147	141
RAMP Trust Series 2006-RS4 Class A2, 0.4528% 7/25/36 (f)	249	248
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	355	316
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (f)	$ 102	$ 99
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (f)	500	10
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (f)	168	85
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (f)	82	79
Structured Asset Investment Loan Trust Series 2006-BNC3 Class A2, 0.3828% 9/25/36 (f)	187	187
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.7728% 5/25/35 (f)	1,995	562
Series 2007-BC4 Class A3, 0.5125% 11/25/37 (f)	2,936	2,736
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (f)	3,746	3,127
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.4369% 6/15/12 (f)	5,000	4,998
Series 2007-2 Class A, 0.9869% 10/15/12 (f)	7,500	7,475
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $64,975)		58,178
Collateralized Mortgage Obligations - 15.6%

Private Sponsor - 5.9%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.463% 2/25/44 (f)	1,709	1,624
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.5259% 2/17/52 (b)(f)	7,000	6,925
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	862	869
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (f)	1,284	1,147
Series 2004-A Class 2A2, 3.5164% 2/25/34 (f)	987	870
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(f)	4,852	4,839
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.3738% 11/25/36 (f)	170	109
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.5082% 1/28/32 (b)(f)	205	141
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (f)	1,339	1,256
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.7744% 10/18/54 (b)(f)	$ 770	$ 739
Series 2007-1A Class A2, 0.3844% 10/18/54 (b)(f)	660	655
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (b)(f)	1,675	1,574
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (b)(f)	2,520	2,451
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (f)	700	297
Series 2006-2 Class C1, 0.8097% 12/20/54 (f)	155	64
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (f)	940	395
Class 2C1, 0.7697% 12/20/54 (f)	500	210
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (f)	1,355	576
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.2053% 1/20/44 (f)	661	544
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (f)	730	615
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5828% 4/25/36 (f)	2,335	1,206
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (f)	842	511
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (f)	3,654	2,050
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.5878% 6/17/13 (b)(f)	5,000	4,941
Permanent Financing No. 8 PLC floater:
Class 3C, 0.7743% 6/10/42 (f)	610	609
Series 8 Class 3B, 0.4542% 6/10/42 (f)	1,350	1,349
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	524	517
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (f)	700	665
Series 2003-20 Class 1A1, 5.5% 7/25/33	758	757
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3661% 7/25/36 (f)	3,497	3,430
Series 2006-5 Class A1, 0.4628% 10/25/46 (f)	5,811	5,658
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0799% 12/25/35 (f)	2,065	1,596
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9943% 11/25/34 (f)	3,773	3,558
Series 2005-AR2 Class 1A2, 2.8808% 3/25/35 (f)	505	281
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (f)	$ 212	$ 192
Series 2006-AR8 Class 3A1, 5.2226% 4/25/36 (f)	2,254	1,986
TOTAL PRIVATE SPONSOR		55,206
U.S. Government Agency - 9.7%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	2,848	3,056
Class PZ, 6% 2/25/24	2,896	3,384
Series 1999-17 Class PG, 6% 4/25/29	3,752	4,119
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,254
Series 1993-165 Class SH, 18.7391% 9/25/23 (f)(i)	121	133
Series 2003-26 Class KI, 5% 12/25/15 (g)	396	5
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	1,164	95
Series 2009-16 Class SA, 5.9072% 3/25/24 (f)(g)(i)	3,462	306
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	1,716	204
Series 2010-23:
Class AI, 5% 12/25/18 (g)	2,498	294
Class HI, 4.5% 10/25/18 (g)	1,669	173
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	4,789	535
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,961	445
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	2,785	2,384
Series 339 Class 29, 5.5% 7/1/18 (g)	1,275	155
Series 348 Class 14, 6.5% 8/1/34 (g)	651	135
Series 351:
Class 12, 5.5% 4/1/34 (g)	524	98
Class 13, 6% 3/1/34 (g)	621	117
Series 359, Class 19 6% 7/1/35 (g)	647	125
Series 384 Class 6, 5% 7/25/37 (g)	3,154	517
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.7428% 4/25/37 (f)	2,204	2,205
Series 2007-57 Class FA, 0.5728% 6/25/37 (f)	7,952	7,870
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	2,701	2,943
Series 1999-33 Class PK, 6% 7/25/29	1,822	2,008
Series 2001-52 Class YZ, 6.5% 10/25/31	162	180
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2005-39 Class TE, 5% 5/25/35	$ 1,120	$ 1,221
Series 2005-73 Class SA, 16.6587% 8/25/35 (f)(i)	685	758
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,209	3,496
Series 2001-31 Class ZC, 6.5% 7/25/31	1,068	1,169
Series 2002-16 Class ZD, 6.5% 4/25/32	483	536
Series 2002-79 Class Z, 5.5% 11/25/22	1,913	2,068
Series 2003-80 Class CG, 6% 4/25/30	428	447
Series 2005-41 Class LA, 5.5% 5/25/35	3,009	3,201
Series 2003-21 Class SK, 7.7572% 3/25/33 (f)(g)(i)	538	107
Series 2003-3 Class HS, 7.3072% 9/25/16 (f)(g)(i)	17	0*
Series 2003-35:
Class BS, 6.6572% 4/25/17 (f)(g)(i)	281	11
Class TQ, 7.1572% 5/25/18 (f)(g)(i)	509	49
Series 2003-42 Class SJ, 6.7072% 11/25/22 (f)(g)(i)	577	43
Series 2003-48 Class HI, 5% 11/25/17 (g)	1,766	115
Series 2004-54 Class SW, 5.6572% 6/25/33 (f)(g)(i)	2,564	233
Series 2005-104 Class NI, 6.3572% 3/25/35 (f)(g)(i)	5,169	698
Series 2006-4 Class IT, 6% 10/25/35 (g)	212	13
Series 2007-36:
Class GO, 4/25/37 (h)	353	312
Class SG, 6.2572% 4/25/37 (f)(g)(i)	4,577	591
Series 2007-57 Class SA, 38.5631% 6/25/37 (f)(i)	2,381	4,048
Series 2007-66:
Class FB, 0.7428% 7/25/37 (f)	3,569	3,571
Class SB, 37.5431% 7/25/37 (f)(i)	658	1,117
Series 2009-114 Class AI, 5% 12/25/23 (g)	2,769	323
Series 2010-12 Class AI, 5% 12/25/18 (g)	5,039	593
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	77	76
Class GY, 0% 5/15/37 (f)	112	109
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,372	3,654
Series 2104 Class PG, 6% 12/15/28	1,078	1,177
Series 2162 Class PH, 6% 6/15/29	355	386
Series 70 Class C, 9% 9/15/20	74	82
sequential payer Series 2114 Class ZM, 6% 1/15/29	491	537
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	$ 1,167	$ 1,301
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	127	125
Series 3129 Class MF, 0% 7/15/34 (f)	96	94
Series 3222 Class HF, 0% 9/15/36 (f)	207	206
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,377	1,502
Series 2154 Class PT, 6% 5/15/29	2,069	2,253
Series 2435 Class VG, 6% 2/15/13	466	467
Series 2520 Class BE, 6% 11/15/32	1,970	2,168
Series 2585 Class KS, 7.2631% 3/15/23 (f)(g)(i)	297	31
Series 2590 Class YR, 5.5% 9/15/32 (g)	118	13
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,782
Series 2810 Class PD, 6% 6/15/33	2,540	2,698
Series 3077 Class TO, 4/15/35 (h)	3,405	2,843
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,507	1,652
Series 2274 Class ZM, 6.5% 1/15/31	557	609
Series 2281 Class ZB, 6% 3/15/30	637	693
Series 2502 Class ZC, 6% 9/15/32	1,806	1,998
Series 2564 Class ES, 7.2631% 2/15/22 (f)(g)(i)	273	11
Series 2575 Class ID, 5.5% 8/15/22 (g)	69	5
Series 2817 Class SD, 6.7131% 7/15/30 (f)(g)(i)	784	54
Series 3097 Class IA, 5.5% 3/15/33 (g)	2,459	248
Series 1658 Class GZ, 7% 1/15/24	1,631	1,812
Series 2587 Class IM, 6.5% 3/15/33 (g)	935	171
Series 2844:
Class SC, 44.6103% 8/15/24 (f)(i)	67	122
Class SD, 82.0705% 8/15/24 (f)(i)	98	256
Series 2957 Class SW, 5.6631% 4/15/35 (f)(g)(i)	4,088	430
Series 3002 Class SN, 6.1631% 7/15/35 (f)(g)(i)	4,106	487
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	$ 1,384	$ 1,500
Series 2004-32 Class GS, 6.1631% 5/16/34 (f)(g)(i)	981	161
TOTAL U.S. GOVERNMENT AGENCY		91,173
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $144,463)		146,379
Commercial Mortgage Securities - 2.3%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1896% 2/14/43 (f)	4,300	4,565
Class PS1, 1.5207% 2/14/43 (f)(g)	10,958	353
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	725
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (b)(f)	228	46
Class B2, 1.6928% 10/25/36 (b)(f)	149	27
Class B3, 2.9428% 10/25/36 (b)(f)	267	48
Class M4, 0.7728% 10/25/36 (b)(f)	228	69
Class M5, 0.8228% 10/25/36 (b)(f)	291	79
Class M6, 0.9028% 10/25/36 (b)(f)	564	130
Series 2006-4A:
Class B1, 1.0428% 12/25/36 (b)(f)	88	19
Class B2, 1.5928% 12/25/36 (b)(f)	85	17
Class B3, 2.7928% 12/25/36 (b)(f)	156	28
Series 2007-1:
Class B1, 1.0128% 3/25/37 (b)(f)	133	31
Class B2, 1.4928% 3/25/37 (b)(f)	97	18
Class B3, 3.6928% 3/25/37 (b)(f)	276	47
Class M1, 0.6128% 3/25/37 (b)(f)	111	48
Class M2, 0.6328% 3/25/37 (b)(f)	86	33
Class M3, 0.6628% 3/25/37 (b)(f)	75	25
Class M4, 0.7128% 3/25/37 (b)(f)	57	17
Class M5, 0.7628% 3/25/37 (b)(f)	93	26
Class M6, 0.8428% 3/25/37 (b)(f)	133	33
Series 2007-2A:
Class B1, 1.9428% 7/25/37 (b)(f)	106	18
Class B2, 2.5928% 7/25/37 (b)(f)	90	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B3, 3.6928% 7/25/37 (b)(f)	$ 102	$ 18
Class M4, 0.9928% 7/25/37 (b)(f)	131	31
Class M5, 1.0928% 7/25/37 (b)(f)	118	25
Class M6, 1.3428% 7/25/37 (b)(f)	147	27
Series 2007-3:
Class B1, 1.2928% 7/25/37 (b)(f)	90	18
Class B2, 1.9428% 7/25/37 (b)(f)	236	40
Class B3, 4.3428% 7/25/37 (b)(f)	121	18
Class M1, 0.6528% 7/25/37 (b)(f)	80	30
Class M2, 0.6828% 7/25/37 (b)(f)	83	29
Class M3, 0.7128% 7/25/37 (b)(f)	135	44
Class M4, 0.8428% 7/25/37 (b)(f)	215	63
Class M5, 0.9428% 7/25/37 (b)(f)	108	27
Class M6, 1.1428% 7/25/37 (b)(f)	83	19
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (b)(f)	129	17
Class B2, 3.7928% 9/25/37 (b)(f)	478	57
Bear Stearns Commercial Mortgage Securities Trust Series 2002-TOP8 Class X2, 2.2979% 8/15/38 (b)(f)(g)	58,114	424
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3619% 5/15/35 (b)(f)(g)	21,661	690
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,109
Class F, 7.734% 1/15/32	600	597
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	4,731
GS Mortgage Securities Corp. II Series 2001-LIBA Class E, 6.733% 2/14/16 (b)	1,525	1,576
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	233
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (b)(f)(g)	53,681	460
Series 2007-C1 Class XCP, 0.5131% 2/15/40 (f)(g)	13,352	171
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (b)	500	512
Series 2001-WM, 6.754% 7/14/16 (b)	500	515
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (f)	$ 175	$ 162
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3586% 4/4/27 (f)	2,973	2,976
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,421)		21,036
Cash Equivalents - 16.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $149,745)	$ 149,748	149,745
TOTAL INVESTMENT PORTFOLIO - 151.4% (Cost $1,399,862)		1,417,505
NET OTHER ASSETS (LIABILITIES) - (51.4)%		(481,069)
NET ASSETS - 100%		$ 936,436
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
26 CBOT 2 Year U.S. Treasury Notes Index Contracts	Oct. 2010	$ 5,672	$ (6)

The face value of futures sold as a percentage of net assets is 0.6%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (70)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.8025% with JPMorgan Chase, Inc.	Oct. 2014	14,330	(385)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(234)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	3,600	146
		$ 33,330	$ (543)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,354,000 or 5.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $56,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$149,745,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 10,082
Bank of America, NA	95,344
J.P. Morgan Securities, Inc.	10,188
Mizuho Securities USA, Inc.	34,131
$ 149,745
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,042,167	$ -	$ 1,042,167	$ -
Asset-Backed Securities	58,178	-	55,675	2,503
Collateralized Mortgage Obligations	146,379	-	146,379	-
Commercial Mortgage Securities	21,036	-	19,799	1,237
Cash Equivalents	149,745	-	149,745	-
Total Investments in Securities:	$ 1,417,505	$ -	$ 1,413,765	$ 3,740
Derivative Instruments:
Assets
Swap Agreements	$ 146	$ -	$ 146	$ -
Liabilities
Futures Contracts	$ (6)	$ (6)	$ -	$ -
Swap Agreements	(689)	-	(689)	-
Total Liabilities	$ (695)	$ (6)	$ (689)	$ -
Total Derivative Instruments:	$ (549)	$ (6)	$ (543)	$ -
Other Financial Instruments:
Forward Commitments:	$ (826)	$ -	$ (826)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,215
Total Realized Gain (Loss)	1,012
Total Unrealized Gain (Loss)	3,866
Cost of Purchases	123
Proceeds of Sales	(11,858)
Amortization/Accretion	(62)
Transfers in to Level 3	1,466
Transfers out of Level 3	(1,022)
Ending Balance	$ 3,740
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 328

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,399,864,000. Net unrealized appreciation aggregated $17,641,000, of which $36,400,000 related to appreciated investment securities and $18,759,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

1.804867.106

SFI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,076,000	$ 3,208,360
5.875% 3/15/11	900,000	927,804
		4,136,164
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	994,602
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	1,230,000	1,243,947
5.125% 1/15/11	1,919,000	1,962,425
Whirlpool Corp. 6.125% 6/15/11	1,250,000	1,298,618
		4,504,990
Media - 1.2%
Comcast Cable Communications, Inc. 6.75% 1/30/11	3,945,000	4,084,618
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,822,406
NBC Universal, Inc. 3.65% 4/30/15 (d)	1,310,000	1,326,437
News America, Inc. 5.3% 12/15/14	2,007,000	2,190,964
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,724,826
Time Warner, Inc. 5.5% 11/15/11	1,362,000	1,438,043
		15,587,294
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	1,224,000	1,362,838
7.75% 4/1/11	1,510,000	1,585,243
		2,948,081
TOTAL CONSUMER DISCRETIONARY		28,171,131
CONSUMER STAPLES - 1.3%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (d)	2,054,000	2,058,371
7.2% 1/15/14 (d)	2,150,000	2,450,918
Diageo Capital PLC 5.2% 1/30/13	510,000	554,405
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,987,386
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,374,767
		8,425,847
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (d)	$ 500,000	$ 537,321
Kraft Foods, Inc.:
2.625% 5/8/13	2,575,000	2,610,713
5.625% 11/1/11	1,200,000	1,268,284
		4,416,318
Household Products - 0.2%
Procter & Gamble Co. 4.6% 1/15/14	2,178,000	2,362,074
Personal Products - 0.2%
Avon Products, Inc. 4.8% 3/1/13	1,691,000	1,816,073
TOTAL CONSUMER STAPLES		17,020,312
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cenovus Energy, Inc. 4.5% 9/15/14 (d)	2,105,000	2,220,880
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	1,447,561	1,470,592
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	1,982,423
Gazstream SA 5.625% 7/22/13 (d)	1,225,126	1,215,938
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,400,000	1,434,469
Petroleum Export Ltd.:
4.623% 6/15/10 (d)	84,167	84,073
4.633% 6/15/10 (d)	50,556	50,500
Plains All American Pipeline LP:
4.25% 9/1/12	1,800,000	1,877,513
7.75% 10/15/12	411,000	456,446
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	726,206
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	2,074,689
Shell International Finance BV 1.875% 3/25/13	2,590,000	2,597,967
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,907,602
Williams Companies, Inc. 6.375% 10/1/10 (d)	2,250,000	2,276,807
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,697,023
		22,073,128
FINANCIALS - 13.1%
Capital Markets - 1.8%
Bear Stearns Companies, Inc. 6.95% 8/10/12	1,850,000	2,031,761
Goldman Sachs Group, Inc.:
3.625% 8/1/12	4,250,000	4,272,563
4.75% 7/15/13	930,000	946,362
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 10/15/13	$ 867,000	$ 902,093
6% 5/1/14	117,000	123,444
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	965,000	979,132
JPMorgan Chase & Co. 1.1597% 2/26/13 (g)	2,500,000	2,495,143
Merrill Lynch & Co., Inc. 6.05% 8/15/12	950,000	998,406
Morgan Stanley:
2.9228% 5/14/13 (g)	650,000	648,824
5.25% 11/2/12	1,250,000	1,306,236
6% 5/13/14	2,530,000	2,622,565
6.6% 4/1/12	2,428,000	2,554,676
Northern Trust Corp. 4.625% 5/1/14	283,000	304,456
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,213,231
UBS AG Stamford Branch 1.5841% 2/23/12 (g)	2,500,000	2,497,775
		23,896,667
Commercial Banks - 5.0%
ANZ National International Ltd. 2.375% 12/21/12 (d)	3,132,000	3,146,880
Bank of Nova Scotia 2.25% 1/22/13	4,250,000	4,321,868
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	3,170,000	3,221,671
Barclays Bank PLC 2.5% 1/23/13	3,080,000	3,023,895
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	1,994,087
Commonwealth Bank of Australia 3.75% 10/15/14 (d)	2,990,000	3,047,139
Credit Agricole SA:
0.4322% 6/7/11 (d)(g)	1,800,000	1,785,109
3.5% 4/13/15 (d)	890,000	869,868
Credit Suisse New York Branch:
3.45% 7/2/12	1,677,000	1,731,610
5% 5/15/13	5,523,000	5,874,832
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (d)(g)	147,614	138,757
HSBC Holdings PLC 0.4915% 10/6/16 (g)	145,000	142,401
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,525,855
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (d)(g)	91,476	89,236
National Australia Bank Ltd. 2.35% 11/16/12 (d)	3,290,000	3,320,643
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,703,334
3.625% 2/8/15	1,445,000	1,474,164
Rabobank Nederland NV 2.65% 8/17/12 (d)	7,720,000	7,847,890
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,296,205
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,078,380
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	$ 2,570,000	$ 2,518,202
Sovereign Bank 2.0544% 8/1/13 (g)	207,598	205,003
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,345,005
US Bancorp 4.2% 5/15/14	1,770,000	1,856,565
Wells Fargo & Co.:
3.625% 4/15/15	1,200,000	1,214,344
4.375% 1/31/13	2,120,000	2,219,757
5.25% 10/23/12	646,000	691,727
Westpac Banking Corp.:
0.8449% 4/8/13 (d)(g)	1,300,000	1,300,776
2.25% 11/19/12	2,470,000	2,481,846
		67,467,049
Consumer Finance - 1.7%
American Honda Finance Corp. 2.375% 3/18/13 (d)	550,000	554,203
Capital One Financial Corp.:
5.7% 9/15/11	707,000	737,219
7.375% 5/23/14	2,500,000	2,840,210
Caterpillar Financial Services Corp. 2% 4/5/13	979,000	984,963
General Electric Capital Corp.:
3.5% 8/13/12	13,197,000	13,556,288
5.9% 5/13/14	1,650,000	1,802,698
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,278,583
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	422,371	440,322
		22,194,486
Diversified Financial Services - 2.3%
Bank of America Corp. 5.375% 8/15/11	1,650,000	1,717,508
BB&T Corp. 3.375% 9/25/13	1,200,000	1,228,328
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,030,000	2,018,096
BP Capital Markets PLC 3.125% 3/10/12	1,831,000	1,858,470
Citigroup, Inc.:
0.5351% 5/18/11 (g)	1,200,000	1,187,062
5.3% 10/17/12	3,539,000	3,670,987
6.5% 8/19/13	1,463,000	1,540,821
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,205,799
Iberbond 2004 PLC 4.826% 12/24/17 (i)	1,791,552	1,648,228
JPMorgan Chase & Co. 4.891% 9/1/15 (g)	2,440,000	2,434,173
MassMutual Global Funding II 3.625% 7/16/12 (d)	800,000	826,914
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Fund:
2.25% 12/14/12 (d)	$ 1,200,000	$ 1,217,816
5.25% 10/16/12 (d)	2,280,000	2,468,531
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	268,677
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,239,695
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,847,346
		30,378,451
Insurance - 1.0%
Berkshire Hathaway, Inc. 2.125% 2/11/13	2,570,000	2,597,923
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (d)(g)	1,620,000	1,614,006
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	2,105,000	2,120,078
2.875% 9/17/12 (d)	2,254,000	2,303,342
5.125% 6/10/14 (d)	1,039,000	1,114,564
5.75% 7/25/11 (d)	1,300,000	1,361,323
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,888,856
		13,000,092
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,925,000	2,970,615
Duke Realty LP 5.625% 8/15/11	918,000	943,022
Liberty Property LP 6.375% 8/15/12	1,358,000	1,443,549
Simon Property Group LP:
4.2% 2/1/15	484,000	495,711
4.6% 6/15/10	604,000	604,595
5.3% 5/30/13	1,511,000	1,620,785
		8,078,277
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 7.375% 5/15/14	2,212,000	2,442,422
Countrywide Financial Corp. 5.8% 6/7/12	3,693,000	3,892,935
Independence Community Bank Corp. 2.331% 6/20/13 (g)	1,123,347	1,108,905
US Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,834,717
		9,278,979
TOTAL FINANCIALS		174,294,001
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	$ 1,783,000	$ 1,907,958
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	1,450,000	1,530,137
Roche Holdings, Inc. 4.5% 3/1/12 (d)	1,600,000	1,684,784
Wyeth 5.5% 2/1/14	703,000	781,515
		3,996,436
TOTAL HEALTH CARE		5,904,394
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,600,000	2,618,086
4.95% 6/1/14 (d)	1,500,000	1,608,167
		4,226,253
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	20,108	20,209
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,661,450
		1,681,659
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,141,952
Industrial Conglomerates - 0.1%
Covidien International Finance SA 5.45% 10/15/12	610,000	668,216
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (d)	980,000	999,253
		1,667,469
TOTAL INDUSTRIALS		10,717,333
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 4.25% 2/24/12	1,820,000	1,917,723
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (g)	393,509	393,450
TOTAL INFORMATION TECHNOLOGY		2,311,173
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.6%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	$ 4,852,000	$ 5,098,263
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	774,000	825,511
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	700,000	760,722
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,697,516
		3,283,749
TOTAL MATERIALS		8,382,012
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	868,988
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,504,692
6.7% 11/15/13	470,000	537,499
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,123,916
France Telecom SA 4.375% 7/8/14	1,491,000	1,589,249
SBC Communications, Inc. 5.875% 2/1/12	1,031,000	1,105,074
Telecom Italia Capital SA:
4.875% 10/1/10	1,100,000	1,110,874
6.175% 6/18/14	3,100,000	3,206,990
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,262,667
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,563,302
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,868,793
		22,742,044
Wireless Telecommunication Services - 0.8%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,641,155
Verizon Wireless Capital LLC:
3.75% 5/20/11	3,531,000	3,617,672
5.25% 2/1/12	1,252,000	1,328,523
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,521,335
		11,108,685
TOTAL TELECOMMUNICATION SERVICES		33,850,729
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.7%
Electric Utilities - 1.2%
Commonwealth Edison Co. 5.4% 12/15/11	$ 992,000	$ 1,051,061
EDP Finance BV 5.375% 11/2/12 (d)	1,000,000	1,038,096
Exelon Corp. 4.45% 6/15/10	3,750,000	3,754,680
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,163,536
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	350,853
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,707,822
Progress Energy, Inc.:
6.05% 3/15/14	815,000	907,372
7.1% 3/1/11	2,181,000	2,276,713
Southern Co.:
0.7053% 10/21/11 (g)	1,173,000	1,177,108
4.15% 5/15/14	412,000	433,193
		15,860,434
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13 (d)	2,260,000	2,266,692
Multi-Utilities - 0.3%
Dominion Resources, Inc. 6.3% 9/30/66 (g)	1,336,000	1,235,800
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,682,274
KeySpan Corp. 7.625% 11/15/10	790,000	813,503
NiSource Finance Corp. 7.875% 11/15/10	780,000	801,776
		4,533,353
TOTAL UTILITIES		22,660,479
TOTAL NONCONVERTIBLE BONDS (Cost $317,300,557)		325,384,692
U.S. Government and Government Agency Obligations - 48.5%

U.S. Government Agency Obligations - 11.7%
Fannie Mae:
1% 4/4/12	2,250,000	2,252,756
1.5% 6/26/13	23,477,000	23,434,718
1.75% 5/7/13	30,270,000	30,485,855
2.5% 5/15/14	18,754,000	19,155,504
2.75% 3/13/14	1,060,000	1,093,799
Federal Home Loan Bank:
1.125% 5/18/12	9,650,000	9,673,855
1.625% 11/21/12	4,340,000	4,378,149
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
1.75% 8/22/12	$ 2,400,000	$ 2,434,015
1.875% 6/21/13	5,840,000	5,893,547
Freddie Mac:
1.125% 7/27/12	9,220,000	9,227,643
1.625% 4/15/13	36,138,000	36,321,003
1.75% 6/15/12	5,501,000	5,581,111
2.125% 3/23/12	2,125,000	2,174,064
2.125% 9/21/12	2,490,000	2,544,155
2.5% 4/23/14	1,200,000	1,226,450
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		155,876,624
U.S. Treasury Obligations - 33.6%
U.S. Treasury Notes:
0.75% 11/30/11	12,516,000	12,535,062
0.75% 5/31/12	2,619,000	2,617,376
0.875% 1/31/12	210,219,000	210,826,736
1% 4/30/12	43,909,000	44,109,664
1.375% 5/15/12	7,194,000	7,282,242
1.375% 2/15/13	26,139,000	26,281,954
1.375% 5/15/13	26,270,000	26,370,614
1.75% 4/15/13	55,377,000	56,203,225
1.875% 6/15/12	36,763,000	37,590,168
1.875% 4/30/14	25,000,000	25,138,675
TOTAL U.S. TREASURY OBLIGATIONS		448,955,716
Other Government Related - 3.2%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	1,200,000	1,241,515
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	1,035,000	1,056,682
3.125% 6/15/12 (FDIC Guaranteed) (e)	959,000	998,390
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	2,440,000	2,475,073
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	4,800,000	4,862,654
1.875% 11/15/12 (FDIC Guaranteed) (e)	2,900,000	2,937,990
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	1,540,000	1,586,910
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (e)	3,700,000	3,761,091
2.625% 12/28/12 (FDIC Guaranteed) (e)	3,422,000	3,530,563
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
General Electric Capital Corp.: - continued
3% 12/9/11 (FDIC Guaranteed) (e)	$ 5,407,000	$ 5,577,715
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	500,000	510,997
3.25% 6/15/12 (FDIC Guaranteed) (e)	459,000	479,098
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	560,000	579,273
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	1,782,000	1,841,449
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	2,670,000	2,761,592
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	7,700,000	7,945,476
TOTAL OTHER GOVERNMENT RELATED		42,146,468
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $643,085,991)		646,978,808
U.S. Government Agency - Mortgage Securities - 6.3%

Fannie Mae - 4.8%
1.958% 10/1/33 (g)	713,857	728,533
2.026% 4/1/36 (g)	612,874	630,319
2.033% 1/1/35 (g)	2,964,989	3,055,764
2.072% 3/1/35 (g)	55,308	56,959
2.211% 4/1/36 (g)	195,717	201,599
2.327% 10/1/33 (g)	76,611	78,640
2.582% 3/1/35 (g)	42,329	44,163
2.697% 12/1/34 (g)	487,686	510,405
2.732% 5/1/35 (g)	786,987	819,135
2.799% 10/1/33 (g)	117,836	123,367
2.848% 11/1/36 (g)	157,016	164,323
2.899% 7/1/35 (g)	2,550,499	2,659,277
2.962% 2/1/39 (g)	2,770,211	2,872,257
3.097% 11/1/34 (g)	466,705	486,618
3.107% 10/1/35 (g)	1,015,046	1,054,226
3.139% 10/1/35 (g)	158,486	164,061
3.201% 1/1/40 (g)	1,276,125	1,300,851
3.203% 7/1/35 (g)	302,153	316,048
3.216% 2/1/35 (g)	916,210	951,695
3.258% 9/1/34 (g)	85,563	88,900
3.343% 11/1/36 (g)	1,029,643	1,078,843
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.347% 7/1/35 (g)	$ 5,272,023	$ 5,420,667
3.352% 3/1/37 (g)	1,443,247	1,508,511
3.38% 7/1/35 (g)	292,237	304,507
3.454% 8/1/35 (g)	519,780	542,746
3.465% 4/1/35 (g)	299,972	314,320
3.475% 5/1/33 (g)	19,676	20,451
3.559% 5/1/35 (g)	1,778,605	1,857,315
3.589% 12/1/39 (g)	392,211	404,122
3.603% 3/1/40 (g)	1,536,164	1,582,990
3.687% 10/1/35 (g)	263,942	278,541
3.702% 12/1/33 (g)	458,093	476,582
3.721% 11/1/36 (g)	513,048	537,644
3.722% 9/1/39 (g)	348,426	359,770
3.775% 10/1/39 (g)	1,718,762	1,776,283
4.209% 10/1/37 (g)	1,043,368	1,091,641
4.5% 8/1/18 to 7/1/20	10,426,955	11,035,920
4.602% 7/1/35 (g)	912,447	943,781
4.795% 2/1/36 (g)	229,423	239,531
5% 3/1/18 to 1/1/21	8,098,188	8,661,227
5.5% 11/1/16 to 6/1/19	4,989,150	5,378,904
6.5% 6/1/11 to 3/1/35	3,122,725	3,382,822
7% 1/1/16 to 11/1/18	123,359	132,274
7.5% 5/1/12 to 10/1/14	33,650	36,121
11.5% 11/1/15	1,618	1,634
TOTAL FANNIE MAE		63,674,287
Freddie Mac - 1.5%
2.356% 7/1/36 (g)	495,419	511,311
2.452% 12/1/35 (g)	666,151	683,024
2.624% 1/1/35 (g)	158,472	165,436
2.627% 4/1/35 (g)	3,091,029	3,226,476
3.028% 11/1/35 (g)	485,458	508,072
3.087% 4/1/35 (g)	968,185	1,008,915
3.296% 1/1/35 (g)	97,764	102,591
3.341% 1/1/36 (g)	404,770	424,465
3.514% 12/1/39 (g)	1,202,679	1,236,102
3.536% 4/1/40 (g)	1,024,781	1,051,035
3.582% 8/1/34 (g)	204,201	214,425
3.587% 4/1/40 (g)	875,000	899,227
3.598% 6/1/35 (g)	256,649	269,552
3.639% 6/1/37 (g)	507,792	534,991
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.702% 4/1/35 (g)	$ 416,010	$ 435,211
3.938% 6/1/35 (g)	134,246	140,400
4.024% 8/1/36 (g)	313,389	324,347
4.5% 8/1/18 to 11/1/18	5,869,082	6,211,955
4.724% 11/1/35 (g)	755,452	794,939
4.909% 9/1/35 (g)	533,062	558,824
8.5% 5/1/26 to 7/1/28	103,373	116,091
12% 11/1/19	5,395	6,035
TOTAL FREDDIE MAC		19,423,424
Government National Mortgage Association - 0.0%
7% 1/15/25 to 6/15/32	453,957	503,895
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $81,521,370)		83,601,606
Asset-Backed Securities - 10.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	513,477	357,909
Series 2005-1 Class M1, 0.8128% 4/25/35 (g)	230,636	135,278
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (g)	13,428	38
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0928% 3/25/34 (g)	14,796	14,044
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (g)	26,974	24,090
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (g)	11,862	307
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (g)	21,600	597
Class M5, 0.7328% 4/25/36 (g)	6,926	50
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.8197% 10/20/14 (g)	18,260	399
Series 2007-A4 Class A4, 0.3697% 4/22/13 (g)	84,385	83,093
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (d)(g)	20,603	20,590
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	2,040,000	2,052,659
Series 2009-A Class A3, 2.33% 6/17/13 (d)	550,000	556,775
Series 2010-1 Class A4, 2.3% 12/15/14	1,800,000	1,805,733
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0869% 1/15/15 (d)(g)	3,370,000	3,418,183
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2010-3 Class A, 2.88% 4/15/15 (d)	$ 1,180,000	$ 1,184,585
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	1,092,483	1,099,978
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,136,908
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 6/8/12	277,845	280,179
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8928% 4/25/34 (g)	19,477	2,433
Series 2005-R2 Class M1, 0.7928% 4/25/35 (g)	262,030	196,010
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (g)	82,560	57,641
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (g)	188,388	59,588
Axon Financial Funding Ltd. 5.96% 4/4/17 (b)(d)(g)	432,000	4
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	1,300,000	1,321,878
Class A4, 3.52% 6/15/16 (d)	1,100,000	1,145,635
Class A2, 1.7% 12/15/11 (d)	376,151	376,954
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	900,000	910,325
Series 2009-3A Class A3, 1.67% 12/16/13 (d)	2,000,000	2,011,515
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	3,980,000	4,064,127
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,210,000	1,225,836
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (g)	1,524,581	1,522,234
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (g)	278,439	264,517
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (g)	22,073	21,640
Capital Auto Receivables Asset Trust:
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,125,275
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	750,683
Series 2007-SN2 Class A4, 1.3669% 5/16/11 (d)(g)	2,611,621	2,613,738
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,250,000	1,290,999
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	1,200,000	1,255,612
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6269% 7/15/13 (g)	830,000	830,096
Series 2007-A6 Class A6, 0.4069% 5/15/13 (g)	1,040,000	1,039,782
Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,426,170
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2007-C3 Class C3, 0.6269% 4/15/13 (d)(g)	$ 369,000	$ 368,839
Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	760,475
Series 2009-A1 Class A1, 1.4369% 4/15/13 (g)	700,000	700,198
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,647,547
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,096,854
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (d)(g)	703,061	86,125
Class B, 1.0897% 7/20/39 (d)(g)	373,480	25,210
Class C, 1.4397% 7/20/39 (d)(g)	478,070	11,952
CarMax Auto Owner Trust:
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,106,314
Series 2009-2 Class A3, 1.74% 4/15/14	700,000	703,527
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (g)	144,785	28,260
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (g)	54,000	1,015
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (g)	23,652	953
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (g)	228,766	81,819
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.5197% 5/20/17 (d)(g)	20,402	18,142
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	1,700,000	1,738,830
Series 2007-A17 Class A, 5.12% 10/15/14	900,000	973,748
Series 2008-9 Class A, 4.26% 5/15/13	1,330,000	1,370,566
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,064,152
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	1,290,000	1,287,433
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	1,200,000	1,249,381
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	3,460,097
Series 2008-A5 Class A5, 4.85% 4/22/15	1,400,000	1,514,797
Series 2009-A3 Class A3, 2.7% 6/24/13	1,665,000	1,692,821
Series 2009-A5 Class A5, 2.25% 12/23/14	4,500,000	4,552,562
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	1,200,000	1,203,362
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (g)	97,135	3,864
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5928% 7/25/34 (g)	86,799	57,181
Series 2004-3 Class M4, 1.3128% 4/25/34 (g)	20,061	7,450
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 1.1378% 6/25/34 (g)	$ 74,616	$ 25,584
Series 2005-3 Class MV1, 0.7628% 8/25/35 (g)	180,629	163,100
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (g)	28,107	27,014
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (d)	306,474	309,203
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.4468% 5/28/35 (g)	159,655	136,871
Class AB3, 0.585% 5/28/35 (g)	67,441	58,392
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (g)	36,914	13,791
Series 2006-2 Class M1, 0.6528% 7/25/36 (g)	1,430,000	25,588
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (g)	571,298	181,114
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (g)	477,089	421,664
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (g)	728	725
Ford Credit Auto Lease Trust Series 2010-A Class A2, 1.04% 3/15/13 (d)	1,200,000	1,200,346
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,107,928
Series 2006-C Class B, 5.3% 6/15/12	750,000	780,500
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	518,600
Class C, 5.8% 2/15/13	775,000	820,352
Series 2008-B Class A3A, 4.28% 5/15/12	2,344,604	2,380,637
Series 2009-B:
Class A2, 2.4604% 11/15/11	312,403	313,197
Class A3, 2.79% 8/15/13	750,000	763,595
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,060,934
Series 2009-D Class A3, 2.17% 10/15/13	700,000	708,159
Series 2009-E Class A3, 1.51% 1/15/14	1,300,000	1,303,322
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8869% 6/15/13 (g)	98,000	95,143
Series 2010-1 Class A, 1.9869% 12/15/14 (d)(g)	2,400,000	2,426,350
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,537,825
Class C, 5.43% 2/16/15	1,845,000	1,787,039
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.2928% 11/25/34 (g)	104,293	19,303
Class M5, 1.3428% 11/25/34 (g)	66,415	9,952
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M3, 0.8328% 1/25/35 (g)	$ 120,398	$ 42,777
Class M4, 1.0228% 1/25/35 (g)	46,138	6,103
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (d)(g)	298,000	204,362
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	791,550	633,240
GE Business Loan Trust Series 2003-1 Class A, 0.7669% 4/15/31 (d)(g)	36,165	31,825
GE Capital Credit Card Master Note Trust:
Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,341,068
Series 2009-3 Class A, 2.54% 9/15/14	3,000,000	3,029,927
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6797% 4/20/32 (g)	80,397	78,824
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9928% 6/25/34 (g)	278,359	171,271
Series 2006-HE6 Class A1, 0.3728% 8/25/36 (g)	174,075	173,161
Series 2006-HE8 Class A2A, 0.4128% 1/25/37 (g)	30,199	30,098
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (g)	115,495	6,119
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (g)	47,327	716
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (d)(g)	1,028,168	257,042
Series 2006-3:
Class B, 0.7428% 9/25/46 (d)(g)	783,117	156,623
Class C, 0.8928% 9/25/46 (d)(g)	1,943,752	291,563
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.6328% 8/25/33 (g)	105,994	73,198
Series 2003-5 Class A2, 1.0428% 12/25/33 (g)	44,160	27,213
Series 2004-1 Class M2, 2.0428% 6/25/34 (g)	167,945	86,875
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (g)	20,543	20,137
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (g)	222,492	213,565
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (g)	14,212	13,628
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	900,000	912,942
Series 2010-1 Class A4, 1.98% 5/23/16	490,000	493,446
Series 2010-2 Class A3, 1.35% 5/20/13	1,470,000	1,468,295
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,546,333
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (g)	106,507	79,775
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (g)	157,118	57,009
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	$ 700,000	$ 707,961
Hyundai Auto Receivables Trust Series 2006-B Class C, 5.25% 5/15/13	261,158	264,231
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	1,760,000	1,766,747
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (d)	44,260	44,295
Class C, 5.61% 12/15/14 (d)	162,576	162,830
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (g)	157,766	127,577
Class MV1, 0.5728% 10/25/36 (g)	128,153	46,807
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6178% 12/27/29 (g)	111,338	92,555
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (d)(g)	399,322	40
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (g)	25,221	17,865
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	357,873	362,396
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	114,068	105,107
Class C, 6.125% 4/20/28 (d)	114,068	94,936
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (g)	57,024	1,838
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (g)	99,598	4,787
MBNA Asset Backed Note Trust Series 2000-H Class C, 1.5369% 1/15/13 (d)(g)	1,890,000	1,887,901
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	920,000	926,998
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (g)	233,658	205,979
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (g)	209,453	138,061
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (g)	138,792	104,803
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (g)	50,738	23,955
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (g)	52,840	11,730
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(g)(h)	1,725,000	14,663
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	1,508,000	273,325
Series 2006-1 Class AIO, 5.5% 4/25/11 (h)	1,410,000	52,312
Series 2006-2 Class AIO, 6% 8/25/11 (h)	700,000	45,625
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-3:
Class A1, 0.3728% 9/25/19 (g)	$ 6,602	$ 6,586
Class AIO, 7.1% 1/25/12 (h)	5,140,000	513,401
Series 2006-4:
Class A1, 0.3728% 3/25/25 (g)	65,794	64,782
Class AIO, 6.35% 2/27/12 (h)	880,000	87,304
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.8128% 2/25/36 (g)	37,735	4,080
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	426,375	427,211
Class A3, 2.92% 12/15/11	1,250,000	1,266,539
Series 2009-B Class A3, 2.07% 1/15/15	1,080,000	1,090,659
Series 2010-A Class A2, 1.1% 3/15/13	1,060,000	1,056,983
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (g)	18,143	18,010
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0738% 10/30/45 (g)	1,332,270	1,277,214
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (b)(d)(g)	149,000	55,130
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (g)	797,630	339,951
Class M4, 1.7928% 9/25/34 (g)	1,086,724	184,802
Series 2004-WWF1 Class M4, 1.4428% 12/25/34 (g)	1,905,000	257,183
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (g)	97,891	79,297
Class M3, 0.9028% 1/25/36 (g)	60,718	36,382
Class M4, 1.1728% 1/25/36 (g)	187,294	56,604
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (g)	913,983	15,021
Class M9, 2.2228% 5/25/35 (g)	37,359	91
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (d)(g)	461,052	458,029
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	236,667	236,767
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	175,163	155,894
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (g)	648	536
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (g)	216,266	143,094
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (d)(g)	$ 94,629	$ 88,086
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.457% 6/15/21 (g)	1,800,000	1,549,919
Series 2004-A:
Class B, 0.837% 6/15/33 (g)	397,498	234,076
Class C, 1.207% 6/15/33 (g)	1,181,000	153,955
Series 2004-B Class C, 1.127% 9/15/33 (g)	1,900,000	760,000
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (g)	9,723	1,449
Swift Master Auto Receivables Trust:
Series 2007-1 Class A, 0.4369% 6/15/12 (g)	364,000	363,865
Series 2007-2 Class A, 0.9869% 10/15/12 (g)	1,915,000	1,908,699
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (g)	86,903	61,596
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (g)	465,653	464,920
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 10/15/12	1,690,000	1,698,330
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	3,615,000	3,652,307
Series 2006-2A Class D, 5.54% 12/20/12 (d)	2,245,000	2,268,977
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,692,985
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (g)	7,850	136
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (d)(g)	888,516	878,017
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,400,000	4,467,299
Series 2007-A5A Class A5, 1.0869% 10/15/14 (d)(g)	220,000	220,178
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (d)(g)	1,390,735	458,942
TOTAL ASSET-BACKED SECURITIES (Cost $151,794,517)		141,381,534
Collateralized Mortgage Obligations - 4.5%
	Principal Amount	Value
Private Sponsor - 1.3%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.5259% 2/17/52 (d)(g)	$ 3,300,000	$ 3,264,815
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (d)(g)	180,708	99,390
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	1,227,085	1,236,682
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.9236% 3/25/34 (g)	7,522	6,496
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (g)	2,546	2,425
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (g)	17,043	16,670
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4644% 10/18/54 (d)(g)	362,000	353,348
Class C2, 0.7744% 10/18/54 (d)(g)	121,000	116,063
Class M2, 0.5544% 10/18/54 (d)(g)	208,000	200,408
Series 2007-1A Class A2, 0.3844% 10/18/54 (d)(g)	899,934	893,435
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (d)(g)	311,000	292,216
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (d)(g)	395,000	384,114
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9397% 12/20/54 (d)(g)	762,000	350,520
Series 2006-2 Class C1, 0.8097% 12/20/54 (g)	3,254,000	1,334,140
Series 2006-3 Class C2, 0.8397% 12/20/54 (g)	142,000	61,093
Series 2006-4:
Class B1, 0.4297% 12/20/54 (g)	381,000	281,940
Class C1, 0.7197% 12/20/54 (g)	233,000	100,190
Class M1, 0.5097% 12/20/54 (g)	100,000	63,500
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (g)	235,000	98,700
Class 1M1, 0.4897% 12/20/54 (g)	153,000	94,860
Class 2C1, 0.7697% 12/20/54 (g)	107,000	44,940
Class 2M1, 0.5897% 12/20/54 (g)	196,000	121,520
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (g)	272,000	115,600
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (g)	54,183	29,496
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (g)	49,884	29,672
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (g)	$ 152,370	$ 92,509
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (g)	204,966	115,008
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (d)(g)	26,395	23,756
Class C, 0.527% 6/15/22 (d)(g)	161,633	140,621
Class D, 0.537% 6/15/22 (d)(g)	62,186	52,858
Class E, 0.547% 6/15/22 (d)(g)	99,468	77,585
Class F, 0.577% 6/15/22 (d)(g)	179,345	132,715
Class G, 0.647% 6/15/22 (d)(g)	37,282	26,097
Class H, 0.667% 6/15/22 (d)(g)	74,650	48,523
Class J, 0.707% 6/15/22 (d)(g)	87,091	47,900
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (g)	310,176	18,851
Permanent Financing No. 8 PLC floater:
Class 3C, 0.7743% 6/10/42 (g)	260,000	259,779
Series 8 Class 3B, 0.4542% 6/10/42 (g)	1,875,000	1,874,033
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.6471% 7/10/35 (d)(g)	129,121	69,312
Series 2004-A:
Class B4, 1.4971% 2/10/36 (d)(g)	83,537	43,857
Class B5, 1.9971% 2/10/36 (d)(g)	55,686	29,413
Series 2004-B:
Class B4, 1.3971% 2/10/36 (d)(g)	36,558	18,710
Class B5, 1.8471% 2/10/36 (d)(g)	28,311	12,497
Class B6, 2.2971% 2/10/36 (d)(g)	9,876	3,262
Series 2004-C:
Class B4, 1.2471% 9/10/36 (d)(g)	49,821	26,081
Class B5, 1.6471% 9/10/36 (d)(g)	55,866	25,011
Class B6, 2.0471% 9/10/36 (d)(g)	12,371	3,935
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (d)(g)	34,805	28,667
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (g)	5,293	2,730
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (g)	415,454	219,921
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3661% 7/25/36 (g)	1,977,159	1,939,183
Series 2006-5 Class A1, 0.4628% 10/25/46 (g)	920,002	895,902
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (d)(g)	$ 1,496,324	$ 1,389,388
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (g)	183,035	165,673
TOTAL PRIVATE SPONSOR		17,376,010
U.S. Government Agency - 3.2%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	357,140	368,819
Series 2006-64 Class PA, 5.5% 2/25/30	2,218,564	2,305,099
Series 2008-29 Class CA, 4.5% 9/25/35	3,963,028	4,178,319
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	2,818,836	2,921,466
Series 2006-54 Class PE, 6% 2/25/33	1,146,573	1,230,301
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	696,789	773,081
Series 2003-76 Class BA, 4.5% 3/25/18	1,664,052	1,752,245
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	313,132	343,077
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	871,767	928,563
Series 2690 Class PD, 5% 2/15/27	796,942	809,335
Series 2755 Class LC, 4% 6/15/27	829,585	838,724
Series 2901 Class UM, 4.5% 1/15/30	2,328,931	2,427,552
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	524,305	552,304
Series 2635 Class DG, 4.5% 1/15/18	1,907,258	2,007,065
Series 2780 Class A, 4% 12/15/14	776,980	783,273
Series 2867 Class EA, 4.5% 11/15/18	548,892	574,616
Series 2895 Class EJ, 4% 8/15/17	1,130,239	1,170,099
Series 2970 Class YA, 5% 9/15/18	510,245	528,613
Series 3427 Class FX, 0.4869% 8/15/18 (g)	2,466,806	2,465,398
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3555:
Class CM, 4% 12/15/14	$ 7,713,456	$ 7,991,725
Class KH, 4% 12/15/14	7,989,344	8,329,821
TOTAL U.S. GOVERNMENT AGENCY		43,279,495
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,849,110)		60,655,505
Commercial Mortgage Securities - 3.8%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9751% 2/3/11 (d)(g)(h)	14,203,938	84,671
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5207% 2/14/43 (g)(h)	2,877,313	92,716
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	280,889	283,992
Series 2007-3 Class A1, 5.659% 6/10/49 (g)	1,202,528	1,231,001
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.6738% 12/10/42 (g)(h)	8,505,824	58,723
Series 2005-4 Class XP, 0.3158% 7/10/45 (g)(h)	11,560,569	57,560
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.8069% 3/15/22 (d)(g)	78,149	61,738
Class G, 0.8669% 3/15/22 (d)(g)	50,652	36,469
Series 2006-BIX1:
Class F, 0.6469% 10/15/19 (d)(g)	201,139	154,877
Class G, 0.6669% 10/15/19 (d)(g)	137,009	93,166
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (d)(g)	10,857	6,514
Series 2004-1:
Class A, 0.7028% 4/25/34 (d)(g)	523,315	413,419
Class B, 2.2428% 4/25/34 (d)(g)	63,398	31,699
Class M1, 0.9028% 4/25/34 (d)(g)	36,709	24,962
Class M2, 1.5428% 4/25/34 (d)(g)	35,407	20,536
Series 2004-2:
Class A, 0.7728% 8/25/34 (d)(g)	428,677	340,798
Class M1, 0.9228% 8/25/34 (d)(g)	152,778	97,778
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 0.7128% 1/25/35 (d)(g)	$ 754,157	$ 595,784
Class A2, 0.7628% 1/25/35 (d)(g)	114,951	77,017
Class M1, 0.8428% 1/25/35 (d)(g)	40,696	26,453
Class M2, 1.3428% 1/25/35 (d)(g)	26,335	16,327
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (d)(g)	172,374	121,144
Class M1, 0.7728% 8/25/35 (d)(g)	12,790	6,340
Class M2, 0.8228% 8/25/35 (d)(g)	21,095	9,826
Class M3, 0.8428% 8/25/35 (d)(g)	11,671	5,117
Class M4, 0.9528% 8/25/35 (d)(g)	10,714	4,405
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (d)(g)	94,086	68,165
Class A2, 0.7428% 11/25/35 (d)(g)	60,997	40,868
Class M1, 0.7828% 11/25/35 (d)(g)	11,128	5,523
Class M2, 0.8328% 11/25/35 (d)(g)	14,128	6,656
Class M3, 0.8528% 11/25/35 (d)(g)	12,644	5,623
Class M4, 0.9428% 11/25/35 (d)(g)	15,754	6,579
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (d)(g)	1,088,723	729,444
Class B1, 1.7428% 1/25/36 (d)(g)	73,257	25,640
Class M1, 0.7928% 1/25/36 (d)(g)	342,423	188,332
Class M2, 0.8128% 1/25/36 (d)(g)	129,939	64,969
Class M3, 0.8428% 1/25/36 (d)(g)	139,649	65,635
Class M4, 0.9528% 1/25/36 (d)(g)	71,459	30,013
Class M5, 0.9928% 1/25/36 (d)(g)	71,459	28,583
Class M6, 1.0428% 1/25/36 (d)(g)	72,517	27,556
Series 2006-1:
Class A2, 0.7028% 4/25/36 (d)(g)	33,621	20,606
Class M1, 0.7228% 4/25/36 (d)(g)	12,025	5,525
Class M2, 0.7428% 4/25/36 (d)(g)	12,705	5,467
Class M3, 0.7628% 4/25/36 (d)(g)	10,931	4,424
Class M4, 0.8628% 4/25/36 (d)(g)	6,195	2,354
Class M5, 0.9028% 4/25/36 (d)(g)	6,012	2,137
Class M6, 0.9828% 4/25/36 (d)(g)	11,988	4,020
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (d)(g)	335,303	231,829
Class A2, 0.6228% 7/25/36 (d)(g)	30,271	20,282
Class B1, 1.2128% 7/25/36 (d)(g)	11,334	3,376
Class B3, 3.0428% 7/25/36 (d)(g)	17,124	4,683
Class M1, 0.6528% 7/25/36 (d)(g)	31,761	14,003
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M2, 0.6728% 7/25/36 (d)(g)	$ 22,409	$ 9,210
Class M3, 0.6928% 7/25/36 (d)(g)	18,588	7,093
Class M4, 0.7628% 7/25/36 (d)(g)	12,551	4,470
Class M5, 0.8128% 7/25/36 (d)(g)	15,427	5,201
Class M6, 0.8828% 7/25/36 (d)(g)	23,017	7,435
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (d)(g)	19,903	3,981
Class B2, 1.6928% 10/25/36 (d)(g)	14,355	2,584
Class B3, 2.9428% 10/25/36 (d)(g)	23,360	4,205
Class M4, 0.7728% 10/25/36 (d)(g)	21,996	6,599
Class M5, 0.8228% 10/25/36 (d)(g)	26,333	7,110
Class M6, 0.9028% 10/25/36 (d)(g)	51,544	11,855
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (d)(g)	92,789	64,980
Class A2, 0.6128% 12/25/36 (d)(g)	420,598	207,901
Class B1, 1.0428% 12/25/36 (d)(g)	14,703	3,211
Class B2, 1.5928% 12/25/36 (d)(g)	15,215	3,054
Class B3, 2.7928% 12/25/36 (d)(g)	25,125	4,558
Class M1, 0.6328% 12/25/36 (d)(g)	29,801	10,129
Class M2, 0.6528% 12/25/36 (d)(g)	20,319	6,409
Class M3, 0.6828% 12/25/36 (d)(g)	20,319	6,000
Class M4, 0.7428% 12/25/36 (d)(g)	24,382	6,778
Class M5, 0.7828% 12/25/36 (d)(g)	22,351	5,816
Class M6, 0.8628% 12/25/36 (d)(g)	20,319	4,881
Series 2007-1:
Class A2, 0.6128% 3/25/37 (d)(g)	464,513	301,934
Class B1, 1.0128% 3/25/37 (d)(g)	148,313	34,112
Class B2, 1.4928% 3/25/37 (d)(g)	108,737	20,660
Class B3, 3.6928% 3/25/37 (d)(g)	302,481	51,422
Class M1, 0.6128% 3/25/37 (d)(g)	127,018	54,618
Class M2, 0.6328% 3/25/37 (d)(g)	96,164	36,542
Class M3, 0.6628% 3/25/37 (d)(g)	83,514	27,560
Class M4, 0.7128% 3/25/37 (d)(g)	62,994	18,898
Class M5, 0.7628% 3/25/37 (d)(g)	105,305	29,485
Class M6, 0.8428% 3/25/37 (d)(g)	145,222	36,305
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (d)(g)	73,484	53,643
Class A2, 0.6628% 7/25/37 (d)(g)	68,825	36,477
Class B1, 1.9428% 7/25/37 (d)(g)	21,565	3,666
Class B2, 2.5928% 7/25/37 (d)(g)	18,688	3,177
Class B3, 3.6928% 7/25/37 (d)(g)	21,018	3,678
Class M1, 0.7128% 7/25/37 (d)(g)	24,530	9,390
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M2, 0.7528% 7/25/37 (d)(g)	$ 13,765	$ 4,336
Class M3, 0.8328% 7/25/37 (d)(g)	13,941	3,904
Class M4, 0.9928% 7/25/37 (d)(g)	26,842	6,442
Class M5, 1.0928% 7/25/37 (d)(g)	23,736	4,985
Class M6, 1.3428% 7/25/37 (d)(g)	30,124	5,573
Series 2007-3:
Class A2, 0.6328% 7/25/37 (d)(g)	119,098	61,014
Class B1, 1.2928% 7/25/37 (d)(g)	102,493	20,232
Class B2, 1.9428% 7/25/37 (d)(g)	262,358	44,496
Class B3, 4.3428% 7/25/37 (d)(g)	136,602	20,559
Class M1, 0.6528% 7/25/37 (d)(g)	89,977	33,840
Class M2, 0.6828% 7/25/37 (d)(g)	94,598	32,958
Class M3, 0.7128% 7/25/37 (d)(g)	153,124	50,087
Class M4, 0.8428% 7/25/37 (d)(g)	242,142	70,560
Class M5, 0.9428% 7/25/37 (d)(g)	120,708	29,924
Class M6, 1.1428% 7/25/37 (d)(g)	94,268	21,946
Series 2007-4A:
Class A2, 0.8928% 9/25/37 (d)(g)	922,211	461,106
Class B1, 2.8928% 9/25/37 (d)(g)	152,711	19,852
Class B2, 3.7928% 9/25/37 (d)(g)	572,609	68,713
Class M1, 1.2928% 9/25/37 (d)(g)	142,901	37,154
Class M2, 1.3928% 9/25/37 (d)(g)	142,901	31,438
Class M4, 1.9428% 9/25/37 (d)(g)	376,589	67,786
Class M5, 2.0928% 9/25/37 (d)(g)	376,589	56,488
Class M6, 2.2928% 9/25/37 (d)(g)	376,682	52,735
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(h)	4,157,537	153,413
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(d)(h)	11,807,764	740,347
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (d)(g)	102,211	51,106
Class H, 0.9869% 3/15/19 (d)(g)	68,774	28,197
Class J, 1.1869% 3/15/19 (d)(g)	51,667	19,633
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (d)(g)	52,963	34,374
Class E, 0.6369% 3/15/22 (d)(g)	275,033	168,889
Class F, 0.6869% 3/15/22 (d)(g)	168,653	97,444
Class G, 0.7369% 3/15/22 (d)(g)	43,346	23,847
Class H, 0.8869% 3/15/22 (d)(g)	52,963	26,150
Class J, 1.0369% 3/15/22 (d)(g)	52,963	21,472
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	$ 1,073,618	$ 1,091,309
Series 2002-TOP8 Class X2, 2.2979% 8/15/38 (d)(g)(h)	5,302,941	38,684
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (d)(g)(h)	13,091,471	87,713
Series 2004-PWR6 Class X2, 0.7994% 11/11/41 (d)(g)(h)	5,692,059	78,246
Series 2005-PWR9 Class X2, 0.5361% 9/11/42 (d)(g)(h)	31,776,227	360,965
Series 2007-T28 Class A1, 5.422% 9/11/42	594,209	613,797
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (d)(g)	123,744	74,783
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3619% 5/15/35 (d)(g)(h)	29,638,986	944,535
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6669% 8/15/21 (d)(g)	56,376	42,363
Class H, 0.7069% 8/15/21 (d)(g)	45,122	30,845
Series 2004-C2 Class XP, 1.0976% 10/15/41 (d)(g)(h)	6,624,792	86,462
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.62% 10/15/48 (g)(h)	54,496,184	757,900
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	2,457,279	2,499,869
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.6469% 4/15/17 (d)(g)	120,571	92,840
Class E, 0.7069% 4/15/17 (d)(g)	38,383	28,787
Class F, 0.7469% 4/15/17 (d)(g)	21,773	14,152
Class G, 0.8869% 4/15/17 (d)(g)	21,773	11,540
Class H, 0.9569% 4/15/17 (d)(g)	21,773	8,274
Class J, 1.1869% 4/15/17 (d)(g)	16,697	4,675
Series 2005-FL11:
Class F, 0.7869% 11/15/17 (d)(g)	31,428	25,457
Class G, 0.8369% 11/15/17 (d)(g)	21,784	14,813
sequential payer:
Series 2006-C8 Class A2A, 5.219% 12/10/46	414,412	422,458
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,376,079
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (d)(g)(h)	1,852,854	11,462
Series 2005-LP5 Class XP, 0.4392% 5/10/43 (g)(h)	7,746,587	45,729
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	$ 102,660	$ 102,751
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8719% 12/15/39 (g)(h)	41,879,925	837,322
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (g)(h)	15,313,073	159,513
Series 2003-C3 Class ASP, 1.8882% 5/15/38 (d)(g)(h)	13,635,570	2,103
Series 2004-C1 Class ASP, 1.1321% 1/15/37 (d)(g)(h)	9,364,359	70,995
Series 2005-C1 Class ASP, 0.4882% 2/15/38 (d)(g)(h)	12,861,850	75,891
Series 2005-C2 Class ASP, 0.7063% 4/15/37 (d)(g)(h)	11,266,335	111,424
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (d)(g)	236,650	130,158
0.6069% 2/15/22 (d)(g)	84,521	38,034
Class F, 0.6569% 2/15/22 (d)(g)	169,020	67,608
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,332,351
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.255% 5/15/33 (d)(g)(h)	10,053,098	72,138
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,286,834	1,334,087
Series 2004-C3 Class X2, 0.8072% 12/10/41 (g)(h)	6,980,816	58,203
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.0601% 1/5/36 (d)(g)(h)	10,593,922	51,149
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(g)(h)	29,101,627	359,292
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(h)	89,769,535	1,010,365
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7247% 6/6/20 (d)(g)	105,970	61,463
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (d)(g)	720,000	640,800
Class D, 0.6547% 3/6/20 (d)(g)	215,000	189,200
Class E, 0.7247% 3/6/20 (d)(g)	360,000	313,200
Class F, 0.7647% 3/6/20 (d)(g)	180,000	154,800
Class G, 0.8047% 3/6/20 (d)(g)	90,000	74,700
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class H, 0.9347% 3/6/20 (d)(g)	$ 150,000	$ 124,500
Class J, 1.1347% 3/6/20 (d)(g)	215,000	176,300
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	475,000	493,186
Series 2006-GG6 Class A2, 5.506% 4/10/38	740,000	749,540
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	770,000	785,811
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	103,906	105,463
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	1,275,000	1,302,831
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-CB7 Class X2, 0.8899% 1/12/38 (d)(g)(h)	2,480,002	10,052
Series 2003-LN1 Class X2, 0.8231% 10/15/37 (d)(g)(h)	17,121,765	33,646
Series 2004-C1 Class X2, 1.1053% 1/15/38 (d)(g)(h)	2,183,601	14,997
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (d)(g)(h)	2,599,975	21,879
Series 2006-LDP7 Class A2, 6.0502% 4/15/45 (g)	620,000	633,464
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5669% 11/15/18 (d)(g)	29,210	17,234
Class E, 0.6169% 11/15/18 (d)(g)	41,392	23,593
Class F, 0.6669% 11/15/18 (d)(g)	62,082	32,903
Class G, 0.6969% 11/15/18 (d)(g)	53,955	27,517
Class H, 0.8369% 11/15/18 (d)(g)	41,392	19,454
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	596,240	606,543
Series 2008-C2 Class A1, 5.017% 2/12/51	395,963	406,532
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3,198,305	3,241,194
Series 2006-C6 Class A1, 5.23% 9/15/39	527,265	531,920
Series 2006-C7 Class A1, 5.279% 11/15/38	182,014	185,180
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	292,904	298,299
Series 2007-C2 Class A1, 5.226% 2/15/40	196,529	199,039
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (d)(g)(h)	5,448,529	46,722
Series 2004-C6 Class XCP, 0.7715% 8/15/36 (d)(g)(h)	8,673,840	56,017
Series 2005-C7 Class XCP, 0.3203% 11/15/40 (g)(h)	58,960,313	292,638
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class XCP, 0.5108% 2/15/41 (g)(h)	$ 45,412,331	$ 419,851
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (g)(h)	23,974,011	436,104
Series 2007-C1 Class XCP, 0.5131% 2/15/40 (g)(h)	9,621,373	123,572
Series 2007-C2 Class XCP, 0.7136% 2/15/40 (g)(h)	43,304,467	722,942
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.7824% 7/14/16 (d)(g)(h)	11,562,608	46,188
Series 2001-WM, 6.754% 7/14/16 (d)	1,085,000	1,118,156
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6769% 9/15/21 (d)(g)	145,070	105,265
Class G, 0.6969% 9/15/21 (d)(g)	286,588	187,868
Class H, 0.7369% 9/15/21 (d)(g)	73,934	29,381
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	291,847	292,222
Series 2005-MCP1 Class XP, 0.7056% 6/12/43 (g)(h)	9,626,931	167,484
Series 2005-MKB2 Class XP, 0.398% 9/12/42 (g)(h)	4,440,836	29,863
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	256,561	260,483
Series 2007-8 Class A1, 4.622% 8/12/49	487,676	496,859
Series 2007-9 Class A2, 5.59% 9/12/49	952,000	984,705
Series 2006-4 Class XP, 0.816% 12/12/49 (g)(h)	19,426,619	397,449
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.537% 7/15/19 (d)(g)	104,414	14,357
Series 2007-XCLA Class A1, 0.537% 7/17/17 (d)(g)	323,697	135,953
Series 2007-XLCA Class B, 0.837% 7/17/17 (d)(g)	197,763	5,933
Series 2007-XLFA:
Class D, 0.527% 10/15/20 (d)(g)	84,694	19,480
Class E, 0.587% 10/15/20 (d)(g)	105,926	13,770
Class F, 0.637% 10/15/20 (d)(g)	63,569	5,721
Class G, 0.677% 10/15/20 (d)(g)	78,581	5,501
Class H, 0.767% 10/15/20 (d)(g)	49,464	1,484
Class J, 0.917% 10/15/20 (d)(g)	56,462	1,129
Class MHRO, 1.027% 10/15/20 (d)(g)	22,048	3,307
Class MJPM, 1.337% 10/15/20 (d)(g)	7,257	5,080
Class MSTR, 1.037% 10/15/20 (d)(g)	13,611	2,042
Class NHRO, 1.227% 10/15/20 (d)(g)	32,202	4,186
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class NSTR, 1.187% 10/15/20 (d)(g)	$ 12,676	$ 1,648
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (d)(g)(h)	5,217,543	55,281
Series 2006-T23 Class A1, 5.682% 8/12/41	332,433	339,887
Series 2007-HQ11 Class A1, 5.246% 2/12/44	483,679	492,611
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,425,000	2,491,901
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (d)(g)(h)	10,847,649	96,517
Series 2005-HQ5 Class X2, 0.3493% 1/14/42 (g)(h)	10,790,392	61,532
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (d)(g)(h)	11,027,261	180,020
Series 2005-TOP17 Class X2, 0.7617% 12/13/41 (g)(h)	8,088,685	113,801
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (d)(g)	269,743	8,092
Class D, 1.037% 7/17/17 (d)(g)	126,510	3,795
Class E, 1.137% 7/17/17 (d)(g)	103,244	3,097
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5294% 3/12/35 (d)(g)(h)	8,469,128	88,333
Series 2003-TOP9 Class X2, 1.6444% 11/13/36 (d)(g)(h)	4,691,733	47,765
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3586% 4/4/27 (g)	1,141,759	1,142,715
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (d)(g)	161,978	161,590
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (d)(g)	176,861	95,009
Class F, 0.6769% 8/11/18 (d)(g)	238,334	118,072
Class G, 0.6969% 8/11/18 (d)(g)	225,785	108,047
Class J, 0.9369% 8/11/18 (d)(g)	50,198	10,143
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (d)(g)	11,855	6,520
Class AP2, 1.1369% 6/15/20 (d)(g)	19,414	9,707
Class F, 0.8169% 6/15/20 (d)(g)	376,985	94,246
Class LXR2, 1.1369% 6/15/20 (d)(g)	257,008	102,803
sequential payer:
Series 2007-C30 Class A1, 5.031% 12/15/43	398,178	403,222
Series 2007-C31 Class A1, 5.14% 4/15/47	237,595	240,530
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C18 Class XP, 0.4935% 4/15/42 (d)(g)(h)	$ 15,870,002	$ 104,169
Series 2005-C20 Class A3SF, 0.3859% 7/15/42 (g)	763,173	738,705
Series 2006-C23 Class X, 0.2462% 1/15/45 (d)(g)(h)	232,720,308	830,765
Series 2007-C30 Class XP, 0.6284% 12/15/43 (d)(g)(h)	46,333,083	684,659
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $56,206,464)		50,570,606
Municipal Securities - 0.1%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $1,780,000)	1,780,000	1,802,446
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $3,743,138)	3,750,000	3,778,493
Certificates of Deposit - 0.2%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $2,883,182)	2,885,000	2,923,290
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $39,952,000)	$ 39,952,927	39,952,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,357,116,329)		1,357,028,980
NET OTHER ASSETS - (1.7)%		(22,297,826)
NET ASSETS - 100%		$ 1,334,731,154
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (f)

	August 2034	$ 74,964	$ (38,751)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (f)	Oct. 2034	91,515	(48,736)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (f)	April 2032	31,876	(18,774)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	1,009	(930)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)	Oct. 2034	101,115	(55,840)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	73,772	(58,959)
		$ 374,251	$ (221,990)
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $158,138,240 or 11.8% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $42,146,468 or 3.2% of net assets.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,648,228 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,737,859
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,952,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 2,690,004
Bank of America, NA	25,437,468
J.P. Morgan Securities, Inc.	2,718,282
Mizuho Securities USA, Inc.	9,106,246
$ 39,952,000
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 325,384,692	$ -	$ 325,384,692	$ -
U.S. Government and Government Agency Obligations	646,978,808	-	646,978,808	-
U.S. Government Agency - Mortgage Securities	83,601,606	-	83,601,606	-
Asset-Backed Securities	141,381,534	-	135,968,468	5,413,066
Collateralized Mortgage Obligations	60,655,505	-	60,516,712	138,793
Commercial Mortgage Securities	50,570,606	-	43,683,693	6,886,913
Municipal Securities	1,802,446	-	1,802,446	-
Foreign Government and Government Agency Obligations	3,778,493	-	3,778,493	-
Certificates of Deposit	2,923,290	-	2,923,290	-
Cash Equivalents	39,952,000	-	39,952,000	-
Total Investments in Securities:	$ 1,357,028,980	$ -	$ 1,344,590,208	$ 12,438,772
Derivative Instruments:
Liabilities
Swap Agreements	$ (221,990)	$ -	$ -	$ (221,990)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 19,220,781
Total Realized Gain (Loss)	(1,375,688)
Total Unrealized Gain (Loss)	3,956,656
Cost of Purchases	6,238
Proceeds of Sales	(4,636,567)
Amortization/Accretion	(207,975)
Transfers in to Level 3	1,513,997
Transfers out of Level 3	(6,038,670)
Ending Balance	$ 12,438,772
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 1,876,379
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (202,406)
Total Unrealized Gain (Loss)	112,212
Transfers in to Level 3	(131,796)
Transfers out of Level 3	-
Ending Balance	$ (221,990)
Realized gain (loss) on Swap Agreements for the period	$ 8,315
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ 110,730

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,355,991,877. Net unrealized appreciation aggregated $1,037,103, of which $23,606,224 related to appreciated investment securities and $22,569,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $374,251 representing 0.03% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010